1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                             EVERGREEN EQUITY TRUST
                            (Evergreen Balanced Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034

                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034

                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             David Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street
                             Washington, D.C. 20006


     It is proposed that this filing will become effective on March 25, 2003, pursuant to Rule 488.

                             EVERGREEN EQUITY TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                          [EVERGREEN INVESTMENTS LOGO]

                         EVERGREEN SELECT BALANCED FUND

                               200 Berkeley Street

                                Boston, MA 02116

April 11, 2003

Dear Shareholder,

         As a shareholder of Evergreen Select Balanced Fund ("Select Balanced Fund"), you are invited to vote on a proposal to merge Select Balanced Fund into Evergreen Balanced Fund ("Balanced Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Select Equity Trust has approved the Merger and recommends that you vote FOR this proposal.

     If approved by shareholders, this is how the Merger will work:

o    Your Fund will transfer its assets and  identified  liabilities to Balanced
     Fund.

o Balanced Fund will issue new shares that will be distributed to you in an amount equal to the value of your Select Balanced Fund shares. You will receive Class A or Class I shares of Balanced Fund, depending on the class of shares of Select Balanced Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

o You will not incur any sales loads or similar transaction charges as a result of the Merger.

     The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about Balanced Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Select Balanced Fund's shareholders to be held on May 30, 2003. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

     If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at
1.800.594.3978 (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If Select Balanced Fund does not receive your vote after several weeks, you may receive a telephone call from Georgeson Communications, Inc. requesting your vote. The expenses of the Merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     Thank you for taking this matter seriously and participating in this important process.

                                        Sincerely,

                                        [Signature]

                                        William M. Ennis
                                        President and Chief Executive Officer
                                        Evergreen Investment Company, Inc.

                         EVERGREEN SELECT BALANCED FUND

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003

          A Special Meeting (the "Meeting") of Shareholders of Evergreen Select Balanced Fund ("Select Balanced Fund"), a series of Evergreen Select Equity Trust, will be held at the offices of the Evergreen funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on May 30, 2003 at 10:00 a.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2003, providing for the acquisition of all the assets of Select Balanced Fund by Evergreen Balanced Fund ("Balanced Fund"), a series of Evergreen Equity Trust, in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund. The Plan also provides for distribution of those shares of Balanced Fund to shareholders of Select Balanced Fund in liquidation and subsequent termination of Select Balanced Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Select Balanced Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Select Balanced Fund, the Trustees of Evergreen Select Equity Trust have fixed the close of business on February 28, 2003 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                               By order of the Board of Trustees

                                               [Signature]

                                               Michael H. Koonce
                                               Secretary

April 11, 2003

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                         EVERGREEN SELECT BALANCED FUND,

                    a series of Evergreen Select Equity Trust

                                      into

                            EVERGREEN BALANCED FUND,

                       a series of Evergreen Equity Trust

         This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Select Balanced Fund ("Select Balanced Fund") into Evergreen Balanced Fund ("Balanced Fund"). If approved, the Merger will result in your receiving shares of Balanced Fund in exchange for your shares of Select Balanced Fund. The investment objectives of Select Balanced Fund and Balanced Fund (the "Funds") are identical. The investment objective of each Fund is to seek long-term total return through capital growth and current income.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectus  for both Funds,  Class A, B, C and I, dated             The Funds make all of these documents available to you free
August 1, 2002 as supplemented November 1, 2002 and                 of charge if you:
January 2, 2003, which accompanies this prospectus/proxy
statement.                                                          o Call 1.800.594.3978, or
                                                                    o Write the Funds at 200 Berkeley Street, Boston,
Prospectus for Select Balanced Fund, Class IS, dated August 1,         Massachusetts 02116.
2002 as supplemented November 1, 2002 and January 2, 2003,
which accompanies this prospectus/proxy statement.                  You can also obtain any of these documents for a fee from the
                                                                    SEC if you:
Statement  of  additional  information  for both Funds,
dated August 1, 2002, as supplemented November 1, 2002              o Call the SEC at 202.942.8090.
and January 2, 2003.
                                                                    Or for free if you:
                                                                    o Go to the EDGAR Database on the SEC's Website
Annual report for both Funds, dated March 31, 2002.                   (http://www.sec.gov).

Semi-annual reports for each Fund, dated September 30, 2002.        To ask questions about this prospectus/proxy statement:
                                                                    o Call 1.800.594.3974, or
Statement of additional information, dated April 11, 2003,          o Write to the Funds at 200 Berkeley Street, Boston,
which relates to this prospectus/proxy statement                      Massachusetts 02116.
and the Merger.
----------------------------------------------------------------- ---------------------------------------------------------------

Information relating to each Fund contained in the Funds' Annual report, Semi-annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

  The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800.343.2898).


                 PROSPECTUS/PROXY STATEMENT DATED APRIL 11, 2003

                                TABLE OF CONTENTS

SUMMARY.........................................................................
     What are the key features of the Merger?
     After the Merger, what class of shares of Balanced Fund will I own?

     How do the Funds' investment objectives, principal investment strategies and risks compare? How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way? How do the Funds' performance records compare? Who will be the Investment Advisor, Investment Sub-Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee and sub-advisory fee be after the Merger? What will be the primary federal income tax consequences of the Merger?

RISKS...........................................................................
     What are the primary risks of investing in each Fund?
       Are there any other risks of investing in each Fund?

MERGER INFORMATION..............................................................
     Reasons for the Merger
     Agreement and Plan of Reorganization
     Federal Income Tax Consequences
     Pro-forma Capitalization
     Distribution of Shares
     Purchase and Redemption Procedures
     Exchange Privileges
     Dividend Policy
INFORMATION ON SHAREHOLDERS' RIGHTS.............................................
     Form of Organization
     Capitalization
     Shareholder Liability
     Shareholder Meetings and Voting Rights
     Liquidation
     Liability and Indemnification of Trustees
VOTING INFORMATION CONCERNING THE MEETING.......................................
     Shareholder Information

FINANCIAL STATEMENTS AND EXPERTS................................................
LEGAL MATTERS...................................................................
ADDITIONAL INFORMATION..........................................................
OTHER BUSINESS..................................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS..........................................
OTHER WAYS TO VOTE YOUR PROXY...................................................
EXHIBIT A....................................................................A-1
EXHIBIT B....................................................................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectus, annual report, semi-annual report, and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

     o....the  transfer  of all of the  assets  of Select  Balanced  Fund to
          Balanced Fund in exchange for shares of Balanced Fund.

     o the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund. (The identified liabilities consist only of those liabilities reflected on Select Balanced Fund's statement of assets and liabilities determined immediately preceding the Merger.)

     o the liquidation of Select Balanced Fund by distributing the shares of Balanced Fund to Select Balanced Fund's shareholders.

     o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

     The Merger is scheduled to take place on or about June 16, 2003.

After the Merger, what class of shares of Balanced Fund will I own?

--------------------------------------------------------------- ----------------
If you own this class of shares of Select Balanced Fund: You will get this class of shares of Balanced Fund:
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
Class I                                                         Class I
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
Class IS                                                        Class A
--------------------------------------------------------------- ----------------

         The new shares you receive will have the same total value as your Select Balanced Fund shares as of the close of business on the day immediately prior to the Merger.

         The Trustees of Evergreen Select Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended, (the "1940 Act") have concluded that the Merger would be in the best interest of Select Balanced Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Select Balanced Fund's shareholders. The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Balanced Fund.

How do the Funds' investment objectives, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- ------------------------------------------------- ---------------------------------------------
                              Select Balanced Fund                              Balanced Fund

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------

INVESTMENT OBJECTIVES         To seek long-term  total return through capital   To seek  long-term  total  return  through
                              growth and current income.                        capital growth and current income.

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------
                              o    Invests primarily in equity securities       o    Invests in a combination of equity
PRINCIPAL INVESTMENT               of large and mid-sized U.S. companies             and debt securities. Proportion of
STRATEGIES                         (i.e., companies whose market                     Fund's assets invested in fixed income
                                   capitalizations fall within the range             and equity securities will change
                                   tracked by the Russell 1000(R)Index, at the       based on economic conditions and
                                   time of purchase) and seeks to maintain a         investment opportunities.
                                   weighted average market capitalization
                                   that falls within the range of the Russell   o    Uses a growth-at-a-reasonable
                                   1000(R)Index.                                     price method of equity investing in
                                                                                     select equity securities of companies
                              o    Invests in a  combination  of equity and          that the portfolio manager believes
                                   debt securities. The Fund's asset allocation      possess strong fundamentals and growth
                                   will range between 40-75% in common and           prospects and have valuations that leave
                                   preferred stocks, 25-50% in fixed income          ample room for appreciation.
                                   securities and 0-25% in cash equivalents.

                                                                                o   Invests  in  stocks of large
                                                                                    U.S. companies  (i.e., companies whose
                                                                                    market capitalizations fall within the
                              o    Uses a combination growth- and value-            range tracked by the S&P 500 Index, at
                                   oriented style of equity investing in            the time of purchase) and seeks to
                                   selecting equities that demonstrate              maintains a weighted average market
                                   superior and sustainable earnings growth,        capitalization that falls within the
                                   as well as those which the portfolio             range of the S&P 500 Index.
                                   manager believes are undervalued and which
                                   exhibit positive trends in their             o    Invests at least 25% of its assets
                                   underlying operations and earnings                in fixed income securities, including
                                   expectations.                                     both secured and unsecured bonds and
                                                                                     debentures.
                              o    Select stocks by using a combined
                                   quantitative and qualitative fundamental     o    Typically buys investment grade
                                   analysis to identify companies which              debt securities which are rated within
                                   exhibit histories of superior earnings,           the top 4 rating categories of a
                                   strong current fundamentals and rising            nationally recognized statistical
                                   earnings expectations, as well as industry        rating organization ("NRSRO"), or if
                                   leadership, quality of management, the            unrated, determined to be of
                                   companies' current positions and future           comparable quality by the portfolio
                                   earnings prospects.                               manager. May also invest in below
                                                                                     investment grade debt securities rated
                              o    Invests primarily all of the fixed                in the next 3 categories by an NRSRO
                                   income portion in dollar-denominated              or if unrated, determined to be of
                                   investment grade debt securities,                 comparable quality by the portfolio
                                   including debt securities issued or               manager.
                                   guaranteed by the U.S. Treasury or by an
                                   agency or instrumentality of the U.S.        o    Maintains a duration ranging from 2 to 6
                                   government, corporate bonds,                      years on the fixed income portion of the
                                   mortgage-backed securities, asset-backed          portfolio.

                                   securities and other income producing        o    Although not a principal
                                   securities. May hold securities that lose         investment strategy, the Fund may
                                   their ratings or have their ratings               invest up to 25% of its assets in
                                   reduced after purchase.                           foreign securities.

                              o    Maintains  a  bias  toward  corporate  and  o
                                   mortgage-backed   securities   in   order  to
                                   capture higher levels of income.

                              o Intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

                              o Although not a principal investment strategy, the Fund may invest up to 10% of its assets in foreign securities.

----------------------------- ------------------------------------------------- ---------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Select Balanced Fund may be disposed of in connection with the Merger and this could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

         A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid by the Fund). Both Funds are also subject to interest rate risk (interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go
up). Both Funds are also subject to credit risk (the value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time). Both Funds are also subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). Both Funds are also subject to mortgage-backed and asset-backed securities risk (the Fund may be exposed to a lower rate of return if the mortgages are repaid earlier than anticipated and may be more sensitive to interest rate changes). In addition, Balanced Fund is subject to below investment grade bond risk (markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         The sales charges for Class A shares of Balanced Fund and Class I shares of Select Balanced Fund are different. Neither Class I shares of each Fund have sales charges. For a complete description of the sales charges for each Fund, see the table below and "Distribution of Shares." Select Balanced Fund offers two classes of shares: Class I and Class IS. Balanced Fund offers four classes of shares: Class A, Class B, Class C and Class I. Only Balanced Fund's Class A and Class I shares are involved in the Merger. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are similar. For more information, see "Purchase and Redemption Procedues" and "Exchange Privileges".

         The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Balanced Fund Pro Forma" also shows you what the sales charges will be and what the expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

------------------------------------------- ----- ----------------------------------------
Select Balanced Fund                              Balanced Fund
------------------------------------------- ----- ----------------------------------------
---------------------- --------- ---------- ----- -------------------- -------- ----------
Shareholder            Class I   Class IS         Shareholder          Class A  Class I
Transaction Expenses                              Transaction
                                                  Expenses
---------------------- --------- ---------- ----- -------------------- -------- ----------
---------------------- --------- ---------- ----- -------------------- -------- ----------
Maximum sales charge   None      None             Maximum sales        5.75%*   None
---------------------- --------- ---------- ----- -------------------- -------- ----------
---------------------- --------- ---------- ----- -------------------- -------- ----------
Maximum deferred       None      None             Maximum deferred     None*    None
sales charge (as a %                              sales charge (as a
of either the                                     % of either the
redemption amount or                              redemption amount
initial investment                                or initial
whichever is lower)                               investment
                                                  whichever is lower)
---------------------- --------- ---------- ----- -------------------- -------- ----------

-------------------------------------------------------------
Balanced Fund Pro Forma
-------------------------------------------------------------
------------------------------------- ---------- ------------
Shareholder Transaction Expenses      Class A    Class I
------------------------------------- ---------- ------------
------------------------------------- ---------- ------------
Maximum sales charge imposed on       5.75%*     None
------------------------------------- ---------- ------------
------------------------------------- ---------- ------------
Maximum deferred sales charge (as a   None*      None
% of either the redemption amount
or initial investment whichever is
lower)
------------------------------------- ---------- ------------

* Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------- -- -------------------------------------------------------
Select  Balanced Fund (based on expenses for the                       Balanced Fund (based on expenses for the fiscal
fiscal year year ended March 31, 2002)                                 ended March 31, 2002)
--------------------------------------------------------- -- -------------------------------------------------------
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
                                              Total                                                     Total Fund
              Management   12b-1   Other      Fund                      Management   12b-1   Other       Operating
                 Fees       Fees   Expenses   Operating                    Fees       Fees   Expenses    Expenses
                                              Expenses
                                                 (1)
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
Class I         0.52%      0.00%     0.21%      0.73%        Class I      0.37%      0.00%     0.35%       0.72%
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
Class IS        0.52%      0.25%     0.21%      0.98%        Class A      0.37%      0.25%     0.35%       0.97%
------------ ------------- ------- ---------- ----------- -- --------- ------------- ------- ---------- ------------
(1)  From time to time, the Fund's  investment  advisor may, at its  discretion, reduce or waive its fees or reimburse  the Fund for certain of its expenses in order to reduce expense ratios.  The Fund's investment advisor may cease these  waivers or  reimbursements  at any time.  The Annual Fund  Operating
     Expenses do not reflect voluntary fee waivers.  Including current voluntary fee waivers, Total Fund Operating Expenses were 0.65% for Class I and 0.90%
     for Class IS.

--------------------------------------------------------------------
 Balanced Fund Pro Forma (based on what the estimated combined expenses of Balanced Fund would have been for the 12 months ended September 30, 2002)
--------------------------------------------------------------------
----------- ------------- --------- -------------- -----------------
                                                      Total Fund
             Management   12b-1         Other         Operating
                Fees        Fees      Expenses         Expenses
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class I        0.34%       0.00%        0.33%           0.65%
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class A        0.34%       0.25%        0.33%           0.90%
----------- ------------- --------- -------------- -----------------

         The table below shows examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Select Balanced Fund versus Balanced Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

------------------------------------------------------- ---- --------------------------------------------
                 Select Balanced Fund                                       Balanced Fund
------------------------------------------------------- ---- --------------------------------------------
------------------------------------------------------- ---- --------------------------------------------
         Assuming Redemption at End of Period                   Assuming Redemption at End of Period
------------------------------------------------------- ---- --------------------------------------------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
                          Class I         Class IS                                  Class I   Class A
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 1 year              $75             $100               After 1 year           $74       $668
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 3 years             $233            $312               After 3 years          $230      $866
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 5 years             $406            $542               After 5 years          $401      $1,080
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 10 years            $906            $1,201             After 10 years         $894      $1,696
------------------------- --------------- ------------- ---- ---------------------- --------- -----------

-------------------------------------------------------------------
                     Balanced Fund Pro Forma
-------------------------------------------------------------------
-------------------------------------------------------------------
               Assuming Redemption at End of Period
-------------------------------------------------------------------
------------------------------- ---------------- ------------------
                                    Class I           Class A
------------------------------- ---------------- ------------------
------------------------------- ---------------- ------------------
After 1 year                    $66              $662
------------------------------- ---------------- ------------------
------------------------------- ---------------- ------------------
After 3 years                   $208             $845
------------------------------- ---------------- ------------------
------------------------------- ---------------- ------------------
After 5 years                   $362             $1,045
------------------------------- ---------------- ------------------
------------------------------- ---------------- ------------------
After 10 years                  $810             $1,619
------------------------------- ---------------- ------------------

How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for Select Balanced Fund's Class I shares in each of the past ten years, and for Balanced Fund's Class A shares in each full calendar year since Class A share's inception on 1/20/1998. For each Fund the class shown is the oldest class involved in the Merger. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. The net expenses of Select Balanced Fund's Class I shares are lower than the expenses of Balanced Fund's Class A shares due, in part, to the difference in Rule 12b-1 fees and/or shareholder services (Class I does not pay Rule 12b-1 fees and Class A pays a Rule 12b-1 fee of 0.25%). This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

----------------------------------------------------------------- ----- --------------------------------------------------------
                 Select Balanced Fund (Class I)*                                        Balanced Fund (Class A)
----------------------------------------------------------------- ----- --------------------------------------------------------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
        `93   `94  `95   `96  `97   `98   `99  `00   `01    `02         `93  `94   `95  `96   `97   `98   `99  `00   `01  `02
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
20%                26.81      21.21                               20%              27.13      19.01
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
15%                                                               15%                   15.81
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
10%     10.68            11.72      10.60 13.93                   10%   10.33                       13.58 11.91
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
5%                                                                5%
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
0             -2.15                            1.76               0%         -4.68                             -0.96 -6.43
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
-5%                                                               -5%
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------
-10%                                                 -11.02 -11.13-10%                                                    -10.54
------- ----- ---- ----- ---- ----- ----- ---- ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ---- ----- ---- ------

Best Quarter:   4th Quarter 1999    +16.38%        Best Quarter:      4th Quarter 1999       +10.50%
Worst Quarter:  1st Quarter 2001   -13.31%         Worst Quarter:     3rd Quarter 2002       -8.74%

         The next table lists each Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I for Select Balanced Fund, the Fund's oldest class and Class A for Balanced Fund, the oldest class involved in the Merger; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Select Balanced Fund's performance with the Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell
1000) and Balanced Fund's performance with the S&P 500 Index and LBABI. The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. Government and U.S. Government agency securities, corporate securities and asset-backed securities. The Russell 1000 is an unmanaged market capitalization-weighted index measuring the performance of the 1000 largest companies in the Russell 3000 Index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500 Index is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002)

-------------------------------------------------------------- -- ---------------------------------------------------------------
Select Balanced Fund*                                             Balanced Fund**
-------------------------------------------------------------- -- ---------------------------------------------------------------
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
             Inception  1 year   5 year   10      Performance               Inception    1 year   5 year   10 year  Performance
             Date of                       year   Since                     Date of                                 Since
             Class                                4/1/1991                  Class                                   9/11/1935
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
Class I      1/22/1998  -11.13%    0.27%   6.55%  7.48%           Class I   1/26/1998   -10.35%   1.25%    6.96%    7.92%
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
Class I      1/22/1998  -12.00%    -1.98%  3.66%  4.77%           Class A   1/20/1998   -15.66%   -0.14%   6.23%    7.81%
------------ ---------- -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
-------------------------------------------------------------- -- --------- ----------- --------- -------- -------- -------------
(after taxes on distributions)***                                 Class A   1/20/1998   -16.35%    -3.12%   3.41%    N/A
-------------------------------------------------------------- -- --------- ----------- --------- -------- -------- -------------
------------ ---------- ------- --------- ------- ------------ -- ---------------------------------------------------------------
Class I      1/22/1998  -6.81%  -0.52%    4.30%   5.18%           (after taxes on distributions)***
------------ ---------- ------- --------- ------- ------------ -- ---------------------------------------------------------------
-------------------------------------------------------------- -- --------- ----------- --------- -------- -------- -------------
(after taxes on distributions and sale of Fund shares)***         Class A   1/20/1998   -9.60%    -0.55%   4.32%    N/A
-------------------------------------------------------------- -- --------- ----------- --------- -------- -------- -------------
------------ ---------- -------- -------- ------- ------------ -- ---------------------------------------------------------------
Class IS     4/9/1998   -11.26%  0.12%    6.46%   7.40%           (after taxes on distributions and sale of Fund shares)***
------------ ---------- -------- -------- ------- ------------ -- ---------------------------------------------------------------
----------------------- -------- -------- ------- ------------ -- --------------------- -------- -------- --------- -------------
Russell 1000                                                      S&P 500                                               N/A
----------------------- -------- -------- ------- ------------ -- --------------------- -------- -------- --------- -------------
----------------------- -------- -------- ------- ------------ -- --------------------- -------- -------- --------- -------------
LBABI                                                             LBABI                                                 N/A
----------------------- -------- -------- ------- ------------ -- --------------------- -------- -------- --------- -------------

* Historical performance shown for Class IS prior to its inception reflects that of Class I of the Evergreen Balanced Fund II from 4/1/1991 through 1/22/1998, the inception of Class I. Performance from 1/23/1998 through the inception of Class IS reflects that of Class I. Performance prior to inception of Class IS does not include 12b-1 fees. These fees are 0.25% for Class IS. Class I does not pay 12b-1 fees. If these fees were reflected, returns for Class IS would have been lower.

** Historical performance shown for Classes A and I prior to their inception is based on the performance of Class B, the original class offered which is not involved in the Merger. These historical returns for Classes A and I have not been adjustd to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

*** The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTF's after-tax returns prior to 11/24/1997 cannot be calculated.

         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Balanced Fund is also contained in management's discussion of Balanced Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Balanced Fund's most recent Annual Report.

Who will be the Investment Advisor, Investment Sub-Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of each of Balanced Fund and Select Balanced Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust and the Board of Trustees of Evergreen Select Equity Trust, respectively.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Balanced Fund and to Select Balanced Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the 4th largest bank holding company in the United States based on total assets as of December 31, 2002.

o    Has been managing mutual funds and private accounts since 1932.

o Manages over $113 billion in assets of the Evergreen funds as of December 31, 2002.

o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
--------------------------------------------------------------------------------

Investment Sub-Advisor

     Tattersall Advisory Group, Inc. ("TAG") is the investment sub-advisor to Balanced Fund and Select Balanced Fund. Following are some key facts about TAG:

--------------------------------------------------------------------------------
o    Is a subsidiary of Wachovia Corporation.

o    Has been managing fixed income accounts since 1976.

o Manages over $XXX billion in assets for 10 of the Evergreen funds as of December 31, 2002.

o    Is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

--------------------------------------------------------------------------------

Portfolio Management

       The day-to-day management of the Balanced Fund is handled by:

--------------------------------------------------------------------------------
     o The equity portion of the Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team with team members responsible for various sectors.

     o The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Balanced Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o 1.5% of gross dividend and interest income plus a percentage of the Fund's average daily net assets as follows:

0.51% of the first $100 million of average daily net assets; 0.46% of the next $100 million of average daily net assets; 0.41% of the next $100 million of average daily net assets; 0.36% of the next $100 million of average daily net assets; 0.31% of the next $100 million of average daily net assets; 0.26% of the next $500 million of average daily net assets; and 0.21% of amounts over $1 billion.

--------------------------------------------------------------------------------

Sub-Advisory Fees

         Under the terms of the sub-advisory agreement between EIMC and TAG on behalf of Balanced Fund, TAG is entitled to receive an annual fee from EIMC equal to:

--------------------------------------------------------------------------------
     o    0.18% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

What will be the primary federal income tax consequences of the Merger?

         Prior to or at the time of the Merger, Select Balanced Fund and Balanced Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Select Balanced Fund or its shareholders for federal income tax purposes as a result of receiving Balanced Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Balanced Fund that are received by a Select Balanced Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Select Balanced Fund previously held by such shareholder, provided that shares of Select Balanced Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Select Balanced Fund in the hands of Balanced Fund as a result of the Merger will be the same as they were in the hands of Select Balanced Fund immediately prior to the Merger. No gain or loss will be recognized by Balanced Fund upon the receipt of the assets of Select Balanced Fund in exchange for shares of Balanced Fund and the assumption by Balanced Fund of Select Balanced Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and policies. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

                     Both Funds are subject to Stock Market
             Risk. Both Funds invest a significant portion of their
                          assets in equity securities.

--------------------------------------------------------------------------------

         Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on a shareholder's investment in a Fund could decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

                     Both Funds are subject to Interest Rate
                  Risk. Both Funds invest at least 25% of their
                           assets in debt securities.

--------------------------------------------------------------------------------

         Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. Since both Funds invest a significant portion of their portfolios in debt securities, if interest rates rise, then the value of the Funds' securities may decline. The longer the term of the bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividends they pay. The Funds currently maintain a similar portfolio duration. Both Funds maintain a duration ranging from 2 to 6 years.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

                        Both Funds are subject to Credit
                  Risk. Both Funds invest at least 25% of their
                           assets in debt securities.

--------------------------------------------------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Funds invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

              Both Funds are subject to Market Capitalization Risk.
 Select Balanced Fund invests primarily in large- and mid-sized U.S. companies.
            Balanced Fund invests primarily in large U.S. companies.

--------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

                Both Funds are subject to Investment Style Risk.
  Balanced Fund uses a growth-at-a-reasonable-price method of equity investing.
              Select Balanced Fund uses a combined growth and value
                           style of equity investing.

--------------------------------------------------------------------------------

         Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

----------------------------------------------------------------- --------------
Select Balanced Fund                                              Balanced Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

                  Both Funds are subject to Mortgage-Backed and
             Asset-Backed Securities Risk. Both Funds may invest in
               mortgage-backed and other asset-backed securities.

--------------------------------------------------------------------------------

         Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

----------------------------------------------------------------- ---------------------------------------------------------------
Select Balanced Fund                                              Balanced Fund
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
     Is not subject to Below Investment Grade Securities Risk.         Is subject to Below Investment Grade Securities Risk.
     Select Balanced Fund does not currently invest in below           Balanced Fund may invest in below investment grade
     investment grade debt securities that loses its rating or         debt securities.
     has its rating reduced after purchase.
----------------------------------------------------------------- ---------------------------------------------------------------

         Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds. The Balanced Fund typically buys investment grade debt securities within the top four categories of NRSROS, but may also invest in below investment grade debt securities rated the next three categories.

Are there any other risks of investing in each Fund?

         Although not a principal investment strategy, both Funds may invest in foreign securities. Select Balanced Fund may invest up to 10% of its assets in foreign securities. Balanced Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

         Both Funds may also invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

                               MERGER INFORMATION

Reasons for the Merger

         At a special meeting held on February 11, 2003, all of the Trustees of Evergreen Select Equity Trust, including the Independent Trustees, considered and approved the Merger; they determined that the Merger was in the best interests of shareholders of Select Balanced Fund and that the interests of existing shareholders of Select Balanced Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies, as well as similar portfolio characteristics including credit quality, average maturity, effective duration and the median market capitalization of securities held by the Funds. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Select Balanced Fund with Balanced Fund. As of December 31, 2002, Balanced Fund's total assets were approximately $1 billion and Select Balanced Fund's total assets were approximately $164.6 million. By merging into Balanced Fund, shareholders of Select Balanced Fund would have the benefit of combining assets with a larger fund having an identical investment objective and similar investment policies, and greater investment flexibility.

         The Trustees also considered the relative performance of the Class A shares of Balanced Fund, not including applicable sales charge, and the Class IS shares of Select Balanced Fund and noted that the performance for the past one-, three-, five- and ten-year periods ended December 31, 2002 has been higher for Balanced Fund than for Select Balanced Fund. For the one-year period, the average annual total return for the Class IS shares of Select Balanced Fund was -11.26% while the total return for Class A shares of Balanced Fund was -10.54%. For the three-year period ended on that date, the average annual total return for Class IS shares of Select Balanced Fund was -7.17% while the total return for Class A shares of Balanced Fund was -6.06%. For the five-year period ended on the same date, the average annual total return for the Class IS shares of Select Balanced Fund was 0.12% while the total return for Class A shares of Balanced Fund was 1.05%. For the ten-year period ended on that date, the average annual total return for Class IS shares of Select Balanced Fund was 6.46% while the average annual total return for Class A shares of Balanced Fund was 6.86%.

         The Trustees also considered the relative expenses of the Funds. Currently, the expense ratios of Balanced Fund are lower than those of Select Balanced Fund.

         In addition, assuming that an alternative to the Merger would be for Select Balanced Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         In addition, the Trustees considered among other things:

     o    the terms and conditions of the Merger;

     o the fact that the Merger would not result in the dilution of shareholders' interests;

     o the fact that EIMC will bear the expenses incurred by Select Balanced Fund and Balanced Fund in connection with the Merger;

     o the fact that Balanced Fund will assume the identified liabilities of Select Balanced Fund;

     o the fact that the Merger is expected to be tax free for federal income tax purposes;

     o the relative tax situations of Select Balanced Fund and Balanced Fund including realized and unrealized gains and losses; and

     o alternatives available to shareholders of Select Balanced Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Merger would be in the best interests of Select Balanced Fund and its shareholders.

         The Trustees of Evergreen Equity Trust also approved the Merger on behalf of Balanced Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Balanced Fund will acquire all of the assets of Select Balanced Fund in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund on or about June 16, 2003 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Select Balanced Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Balanced Fund will not assume any liabilities or obligations of Select Balanced Fund other than those reflected in an unaudited statement of assets and liabilities of Select Balanced Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         The number of full and fractional shares of each class of Balanced Fund to be received by the shareholders of Select Balanced Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Select Balanced Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Select Balanced Fund by the net asset value per share of the respective class of shares of Balanced Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Balanced Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Select Balanced Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Select Balanced Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Balanced Fund received by Select Balanced Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Select Balanced Fund's shareholders on Balanced Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Balanced Fund due to the Fund's shareholders. All issued and outstanding shares of Select Balanced Fund, including those represented by certificates, will be canceled. The shares of Balanced Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Select Balanced Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Select Balanced Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Select Balanced Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Select Balanced Fund and Balanced Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Select Balanced Fund and Balanced Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Select Balanced Fund, Balanced Fund or their respective shareholders.

         If Select Balanced Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Select Balanced Fund and Balanced Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

          (1) The transfer of all of the assets of Select Balanced Fund solely in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund followed by the distribution of Balanced Fund's shares to the shareholders of Select Balanced Fund in liquidation of Select Balanced Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Balanced Fund and Select Balanced Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Balanced Fund upon the receipt of the assets of Select Balanced Fund solely in exchange for the shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund;

         (3) No gain or loss will be recognized by Select Balanced Fund on the transfer of its assets to Balanced Fund in exchange for Balanced Fund's shares and the assumption by Balanced Fund of the identified liabilities of Select Balanced Fund or upon the distribution (whether actual or constructive) of Balanced Fund's shares to Select Balanced Fund's shareholders in exchange for their shares of Select Balanced Fund;

         (4) No gain or loss will be recognized by Select Balanced Fund's shareholders upon the exchange of their shares of Select Balanced Fund for shares of Balanced Fund in liquidation of Select Balanced Fund;

         (5) The aggregate tax basis of the shares of Balanced Fund received by each shareholder of Select Balanced Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Select Balanced Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Balanced Fund received by each shareholder of Select Balanced Fund will include the period during which the shares of Select Balanced Fund exchanged therefor were held by such shareholder (provided that the shares of Select Balanced Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of Select Balanced Fund acquired by Balanced Fund will be the same as the tax basis of such assets to Select Balanced Fund immediately prior to the Merger, and the holding period of such assets in the hands of Balanced Fund will include the period during which the assets were held by Select Balanced Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Select Balanced Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Balanced Fund shares he or she received. Shareholders of Select Balanced Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Select Balanced Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         As of January 31, 2003, Select Balanced Fund had a capital loss carryforward of approximately $134 million. The utilization of Select Balanced Fund's e capital loss carryforward by Balanced Fund following the Merger will be subject to certain limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

         (1) For Balanced Fund's taxable year that includes the date of the Merger, utilization of the capital loss carryforward would be limited to approximately $6 million. For subsequent years, the limitation would be $7.5 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss will fully expire by March 31, 2011, at which time it will no longer be available to offset future gains.

         (2) For Balanced Fund's taxable year that includes the date of the Merger, utilization of the capital loss carryforward would be limited to Balanced Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger and the denominator which is 365.

         The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Select Balanced Fund and Balanced Fund as of September 30, 2002 and the capitalization of Balanced Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.33 and 1.33 Class A and Class I shares, respectively, of Balanced Fund issued for each Class IS and Class I shares, respectively, of Select Balanced Fund. Classes B and C shares of Balanced Fund are not involved in the Merger.

            Capitalization of Select Balanced Fund, Balanced Fund and
                            Balanced Fund (Pro Forma)

--------------------------------- ------------------------------- ------------------------------- -------------------------------
                                       Select Balanced Fund               Balanced Fund             Balanced Fund (Pro Forma)
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Assets

Class A                                                      N/A                     715,942,541                     715,942,541

Class B                                                      N/A                     107,987,049                     107,987,049

Class C                                                      N/A                      10,481,054                      10,481,054

Class I                                              182,410,742                     221,490,978                     403,901,720
                                                   -------------                 ---------------                   -------------
Class IS                                               1,140,953                             N/A                       1,140,953
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Net Assets                                     183,551,695                   1,055,901,622                   1,239,453,317
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Asset Value Per Share

Class A                                                      N/A                            6.82                            6.81

Class B                                                      N/A                            6,82                            6.82

Class C                                                      N/A                            6.84                            6.84

Class I                                                     9.04                            6.80                            6.80

Class IS                                                    9.09                             N/A                             N/A
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Shares Outstanding

Class A                                                      N/A                     104,930,516                     105,097,738
Class B                                                      N/A                      15,831,814                      15,831,814
Class C                                                      N/A                       1,532,952                       1,532,952
Class I                                               20,183,424                      32,587,111                       1,532,952
Class IS                                                 125,512                             N/A                      59,424,606
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Shares Outstanding                              20,308,936                     154,882,393                     181,887,110
--------------------------------- ------------------------------- ------------------------------- -------------------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), a subsidiary of BISYS Fund Services, acts as underwriter of the shares of Balanced Fund and Select Balanced Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including Wachovia Bank, N.A.), or other financial intermediaries. Select BalancedFund offers two classes of shares: Class I shares and Class IS shares, both of which are involved in the Merger. Balanced Fund offers four classes of shares: Class A, B, C and I shares. Only Class A and I are involved in the Merger. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

               In the proposed Merger, Select Balanced Fund shareholders will receive Class I and A shares of Balanced Fund having the different class designation and the different arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Select Balanced Fund shareholders will receive Balanced Fund shares without paying any front-end sales charge or CDSC as a result of the Merger.

         The following is a summary description of charges and fees for the Class Aand Class I shares of Balanced Fund which will be received by Select
Balanced Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

         Class A Shares. Class A shares are sold at net asset value plus a front-end initial sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Balanced Fund. No front-end sales charge will be imposed on Class A shares of Balanced Fund received by Select Balanced Fund's shareholders as a result of the Merger.

         Class I Shares. Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Balanced Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

     Select Balanced Fund has adopted a Rule 12b-1 plan with respect to its Class IS shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class IS shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for Select Balanced Fund share sold prior the Merger.

     No Rule 12b-1 plan has been adopted for Class I shares of either Fund.

          Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for Class A shares of Balanced Fund is $1,000 while the minimum initial purchase requirement for Class I shares of each Fund and Class IS shares of Select Balanced Fund is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares -Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC for Balanced Fund, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's prospectus. Each Fund may involuntarily redeem shareholders' accounts that fall below their minimum initial investment amounts. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Class A shares and $1,000,000 for Class I and Class IS shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

         Select Balanced Fund and Balanced Fund distribute their investment company taxable income monthly and quarterly, respectively and their net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, shareholders of Select Balanced Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Balanced Fund reinvested in shares of Balanced Fund. Shareholders of Select Balanced Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Balanced Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Balanced Fund.

         Both Balanced Fund and Select Balanced Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         Select Balanced Fund is a series of Evergreen Select Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Select Equity Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Balanced Fund is a series of Evergreen Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

Capitalization

         The beneficial interests in Balanced Fund and Select Balanced Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Each Fund's governing documents permit the respective Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Equity Trust, Evergreen Select Equity Trust, or a shareholder of Evergreen Equity Trust or
Evergreen Select Equity Trust is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Equity Trust or Evergreen Select Equity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of each of Evergreen Equity Trust and Evergreen Select Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust or Evergreen Select Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and
(iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust or Evergreen Select Equity Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Equity Trust on behalf of Balanced Fund nor Evergreen Select Equity Trust on behalf of Select Balanced Fund is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust or Evergreen Select Equity Trust as the case may be. In addition, each of Evergreen Equity Trust and Evergreen Select Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each of Evergreen Equity Trust and Evergreen Select Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Equity Trust and Evergreen Select Equity Trust, each share of Balanced Fund and Select Balanced Fund, respectively, will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

         In the event of the liquidation of Balanced Fund or Select Balanced Fund, the respective shareholders are entitled to receive, when and as declared by the respective Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the respective Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Evergreen Equity Trust and Evergreen Select Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in each Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Each Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust of Evergreen Equity Trust and Evergreen Select Equity Trust, their respective By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Select Balanced Fund in connection with a solicitation of proxies by the Trustees of Evergreen Select Equity Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 10:00 a.m. Eastern time, May 30, 2003, at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Select Balanced Fund on or about April 11, 2003. Only shareholders of record as of the close of business on February 28, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Select Balanced Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present.

         In voting for the Merger, all classes of Select Balanced Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Select Balanced Fund (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Select Balanced Fund shareholders do not vote to approve the Merger, the Trustees of Evergreen Select Equity Trust will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Select Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Balanced Fund which they receive in the transaction at their then-current net asset value. Shares of Select Balanced Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Select Balanced Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Select Balanced Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Balanced Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Select Balanced Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Select Balanced Fund was outstanding:

  ----------------------------------- ----------------------------------
  Class of Shares                     Number of Shares
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Class I
  Class IS
  All Classes
  ----------------------------------- ----------------------------------

         As of January 31, 2003, the officers and Trustees of Evergreen Select Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Select Balanced Fund. To Evergreen Select Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Select Balanced Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger
                                                                     --------------------           ------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

         As of January 31, 2003,  the officers and Trustees of Evergreen  Equity
Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Balanced Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Balanced Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger
                                                                     -------------------            ------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

                  THE TRUSTEES OF EVERGREEN SELECT EQUITY TRUST
                     RECOMMEND APPROVAL OF THE PLAN AND ANY
                    UNMARKED PROXIES WITHOUT INSTRUCTIONS TO
                     THE CONTRARY WILL BE VOTED IN FAVOR OF
                              APPROVAL OF THE PLAN.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Reports of both Funds as of March 31, 2002, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Semi-Annual Report of both Funds as of September 30, 2002, and the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and in the Registration Statement.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Balanced Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Select Balanced Fund and Balanced Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Trustees of Evergreen Select Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

April 11, 2003

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:


     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Call the toll-free number indicated on your proxy card.
3.       Enter the control number found on your proxy card.
4.       Follow the simple recorded instructions.

           VOTE BY INTERNET:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Go to the website indicated on your proxy card and follow the voting instructions.


         The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 1.800.594.3978 (toll free).

                                                                EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______, 2003, by and between Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116-5034 (the "Acquiring Fund Trust"), with respect to its Evergreen ___________Fund series (the "Acquiring Fund"), and Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen _________Fund series (the "Selling Fund").

           This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class ___ shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of ______ shares of the Selling Fund will receive Class ___ shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about _________, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116-5034, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at _______ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since _________ there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at ________ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since ________ there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND
                                THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

         (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    EVERGREEN _________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN __________ FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                    EVERGREEN __________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN ____________FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                                                       EXHIBIT B
                                   EVERGREEN
                                 BALANCED FUND

                                FUND AT A GLANCE
                                [GRAPHIC OMITTED]
                            as of September 30, 2002

"In our opinion, the fund's best opportunities in the fixed income market will be in the corporate bond and mortgage sectors. We plan to maintain overweighted positions in both of these sectors."

                                 MANAGEMENT TEAM

                             Patricia A. Bannan, CFA

                     Large Cap Core Growth Team Lead Manager

                         Tattersall Advisory Group, Inc.

                            CURRENT INVESTMENT STYLE2

                            PERFORMANCE AND RETURNS1

Portfolio Inception Date: 9/11/1935
                                              Class A     Class B     Class C      Class I
Class Inception Date                         1/20/1998   9/11/1935   1/22/1998    1/26/1998
[GRAPHIC OMITTED]
6 month with sales charge                     -19.40%     -19.06%     -16.48%        N/A
[GRAPHIC OMITTED]
6 month w/o sales charge                      -14.50%     -14.83%     -14.79%      -14.32%
[GRAPHIC OMITTED]
Average Annual Returns*
[GRAPHIC OMITTED]
1 year with sales charge                      -13.54%     -13.71%     -10.76%        N/A
[GRAPHIC OMITTED]
1 year w/o sales charge                       -8.30%      -9.23%       -8.96%      -8.21%
[GRAPHIC OMITTED]
5 year                                        -0.55%      -0.30%       -0.05%       0.85%
[GRAPHIC OMITTED]
10 year                                        6.02%       6.26%       6.29%        6.76%
[GRAPHIC OMITTED]
30-day SEC Yield                               2.17%       1.53%       1.52%        2.56%
[GRAPHIC OMITTED]
6-month income dividends per share             $0.08       $0.05       $0.05        $0.08
[GRAPHIC OMITTED]
*Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and
C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

2 Source: 2002 Morningstar, Inc.

Morningstar's Style Boxes are based on a portfolio date as of 9/30/2002.

The equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.



                                [GRAPHIC OMITTED]

                                LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Balanced Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The S&P 500 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

All data is as of September 30, 2002, and subject to change.



                                [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW
[GRAPHIC OMITTED]

How did the fund perform?

The fund's Class A shares had a total return of -14.50% for the six-month period ended September 30, 2002, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index returned 8.45%, the Standard & Poor's 500 Index returned -28.36%, and the median return of funds in Lipper's balanced fund category was -15.54%. Lipper Inc. is an independent monitor of mutual fund performance.

Evergreen's Large Cap Core Growth Team manages the equity portion of the fund and Tattersall Advisory Group, Inc. manages the fixed income portion.

                            PORTFOLIO CHARACTERISTICS

                                                 (as of 9/30/2002)

Total Net Assets                         $1,055,901,622
[GRAPHIC OMITTED]
Number of Holdings                                  351
[GRAPHIC OMITTED]
Beta                                               0.51
[GRAPHIC OMITTED]
R-squared                                          0.93
[GRAPHIC OMITTED]
P/E Ratio                                         19.2x
[GRAPHIC OMITTED]
Effective Maturity                            6.5 years

[GRAPHIC OMITTED]
Average Duration                              3.8 years
[GRAPHIC OMITTED]
Average Credit Quality*                              AA
[GRAPHIC OMITTED]
*Source: Standard & Poor's

What was the investment environment during the period?

This period was a particularly challenging time for equity investors. Over the course of the six-month period, the market experienced a downward spiral as a result of a steady stream of earnings disappointments, reports of corporate malfeasance, and a weakening of corporate spending on technology. The market bottomed in July, followed by a brief rally that lost its footing and gave back gains into September.

Consumer staples was the best performing sector over the period. This was as expected, as these stocks tend to provide the most predictable earnings in poor or questionable economic environments as well as negative earnings scenarios. The worst performing sectors included utilities, telecommunication services and technology -- each down more than 35% over the period as the excesses of the 1990s began to unravel.

The fixed income market was also negatively affected by the slower rate of economic growth, declining corporate earnings and continued reports of corporate wrongdoing. Bond yields fell to 40-year lows. An overall flight to quality caused Treasury and government agency securities to outperform all other sectors. Higher-quality corporate bonds outperformed lower-quality bonds and mortgage securities were hurt by falling interest rates and prepayment risk.

                              PORTFOLIO COMPOSITION

                                 (as a percentage of 9/30/2002 portfolio assets)

Common Stocks                                     55.8%
[GRAPHIC OMITTED]
Corporate Bonds & Notes                           15.8%
[GRAPHIC OMITTED]
Mortgage-Backed Securities                        13.1%
[GRAPHIC OMITTED]
Collateralized Mortgage Obligations                7.8%
[GRAPHIC OMITTED]
U.S. Treasury Obligations                          3.8%
[GRAPHIC OMITTED]
Mutual Fund Shares                                 2.3%
[GRAPHIC OMITTED]
Asset-Backed Securities                            1.1%
[GRAPHIC OMITTED]
Yankee Obligations                                 0.3%
[GRAPHIC OMITTED]




                                [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

Which factors contributed positively to equity performance?

Performance of our technology holdings added the most to the fund's overall equity performance. While we did have some exposure to semiconductor and software holdings that hurt performance, the fund benefited the most from adhering to our selection discipline. This helped us avoid owning telecom equipment companies and names such as EMC, Sun Microsystems and EDS that were all extremely hard hit.

Our holdings in two defense stocks also helped the fund's performance. These included L3 Communications, a defense electronics company, and Northrop Grumman Corporation, a global defense company.

In the industrial cyclicals sector, Illinois Tool Works, Inc., a worldwide manufacturer of highly engineered products and specialty systems; John Deere, a manufacturer of farm and industrial equipment; and 3M Corporation were all strong performers.

Energy was another strong performing sector for the fund. Devon Energy, a company involved in oil and natural gas exploration and production, accounted for the vast majority of the gains.

Lastly, in the materials sector, our overweighted position in chemical stocks added to the fund's overall performance.

                              TOP 5 EQUITY SECTORS

                                     (as a percentage of 9/30/2002 net assets)

Financials                                        11.3%
[GRAPHIC OMITTED]
Health Care                                        8.7%
[GRAPHIC OMITTED]
Consumer Discretionary                             7.9%
[GRAPHIC OMITTED]
Information Technology                             7.6%
[GRAPHIC OMITTED]
Industrials                                        7.2%
[GRAPHIC OMITTED]


What factors negatively affected equity performance?

Our strategy with respect to the financial sector held back the fund's performance. We had an overweighted position in the highest quality, more conservative bank stocks, while the second-tier banks turned out to be the stronger performers. Additionally, we owned Capital One whose stock fell as a result of having to increase loan reserves due to an investigation into how they classify sub-prime loans.

Healthcare also underperformed. We had an underweighted position in healthcare services based upon our expectation that earnings growth would slow; however, this scenario did not play out as anticipated. Subsequently, we increased our exposure to healthcare services.



                                [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

                             TOP 10 EQUITY HOLDINGS

                                     (as a percentage of 9/30/2002 net assets)

Microsoft Corp.                                    2.0%
[GRAPHIC OMITTED]
Exxon Mobil Corp.                                  1.5%
[GRAPHIC OMITTED]
Freddie Mac                                        1.4%
[GRAPHIC OMITTED]
General Electric Co.                               1.4%
[GRAPHIC OMITTED]
Wal-Mart Stores, Inc.                              1.4%
[GRAPHIC OMITTED]
Pfizer, Inc.                                       1.3%
[GRAPHIC OMITTED]
Proctor & Gamble Co.                               1.3%
[GRAPHIC OMITTED]
Coca Cola Co.                                      1.3%
[GRAPHIC OMITTED]
3M Co.                                             1.2%
[GRAPHIC OMITTED]
Johnson & Johnson Co.                              1.0%
[GRAPHIC OMITTED]


What were the principal strategies in managing the fixed income investments?

With respect to duration, an indicator of sensitivity to interest rate changes, we maintained a neutral duration strategy over the period with a slightly overweighted position in intermediate-term securities.

We maintained slightly overweighted positions in both the corporate and mortgage sectors, relative to the fund's benchmark. In the corporate sector, our emphasis on security selection and concentration on credit quality helped avoid problem issues and benefited the fund's overall performance. Within the mortgage sector we continued to favor lower coupons, pass-through versus structured mortgage securities, and 30-year versus 15-year mortgages.

                               TOP 5 BOND SECTORS

                                     (as a percentage of 9/30/2002 net assets)

Mortgage-Backed Securities                        13.2%
[GRAPHIC OMITTED]
Collateralized Mortgage Obligations                7.9%
[GRAPHIC OMITTED]
Financials                                         7.7%
[GRAPHIC OMITTED]
U.S. Treasury Obligations                          3.9%
[GRAPHIC OMITTED]
Consumer Discretionary                             3.2%
[GRAPHIC OMITTED]


What is your fixed income outlook over the next six months?

We believe that the Federal Reserve Board's current policy of maintaining low interest rates is likely to lead to a more restrictive monetary policy later this year or in early 2003. In our opinion, the fund's best opportunities in the fixed income market will be in the corporate bond and mortgage sectors. If current market conditions continue, we plan to maintain overweighted positions in both of these sectors.

                               TOP 5 BOND HOLDINGS

                                     (as a percentage of 9/30/2002 net assets)

                                Coupon       Maturity

[GRAPHIC OMITTED]
U.S. Treasury Notes              6.00%      2/15/2026      3.0%
[GRAPHIC OMITTED]
FHLMC                            6.00%      11/1/2031      1.8%
[GRAPHIC OMITTED]
FHLMC                            5.50%         TBA         1.1%
[GRAPHIC OMITTED]
U.S. Treasury Notes              3.25%      5/31/2034      0.8%
[GRAPHIC OMITTED]
FNMA                             6.50%      2/01/2029      0.7%
[GRAPHIC OMITTED]


What is your equity outlook over the next six months?

While we believe the downside is limited at current market levels, we also believe the upside is limited. Despite reasonable valuations and an environment of low interest rates and inflation, it is hard to make the case for corporate earnings to significantly rebound in the near future. Consumer spending, which has been the engine driving economic growth in the past, seems an unlikely catalyst for accelerated growth. In general, we expect the next six months will bring more of the same.

                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                         EVERGREEN SELECT BALANCED FUND

                                   A Series of

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034
                                 (800) 343-2898

                        By and In Exchange For Shares of

                             EVERGREEN BALANCED FUND

                                   A Series of

                             EVERGREEN EQUITY TRUST
                              200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898


         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Select Balanced Fund ("Select Balanced Fund"), a series of Evergreen Select Equity Trust, to Evergreen Balanced Fund ("Balanced Fund"), a series of Evergreen Equity Trust, in exchange for Class I and Class A shares (to be issued to holders of Class I and Class IS shares, respectively, of Select Balanced Fund) of beneficial interest, $0.001 par value per share, of Balanced Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of both Funds, dated August 1, 2002, as supplemented November 1, 2002 and January 2, 2003;

(2)  Annual Reports for both Funds, dated March 31, 2002;

(3)  Semi-annual reports for both Funds, dated September 30, 2002; and

(4)  Pro Forma Financial Statements as of September 30, 2002.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Balanced Fund dated April 11, 2003. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling ________or writing to Evergreen Equity Trust at the address set forth above.

     The date of this Statement of Additional Information is April 11, 2003.

Evergreen Balanced Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
September 30, 2002

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                                                                              Combined      Combined
                                                              Principal     Market     Principal    Market    Principal      Market
                                                                Amount       Value       Amount      Value      Amount       Value
====================================================================================================================================
ASSET-BACKED SECURITIES - 1.0%
    Carco Auto Loan Master Trust, Ser.
    1999-4, Class A, 6.43%, 11/15/2004                         2,025,000    2,032,709                         2,025,000   2,032,709
    Distribution Financial Svcs. Trust, Ser. 1999-2,
    Class A4, 6.48%, 10/15/2013                                1,000,000    1,045,602                         1,000,000   1,045,602
    MBNA Master Credit Card Trust, Ser. 1999-J,
    Class A, 7.00%, 2/15/2012                                  1,600,000    1,880,378                         1,600,000   1,880,378
    MBNA Master Credit Card Trust, Ser. 2001,
    Class C-3, 6.55%, 12/15/2008                                                       410,000     444,713    410,000       444,713
    Morgan Stanley Co., Inc., 5.86%, 3/1/2007                  3,750,000    3,914,366                         3,750,000   3,914,366
    Reliant Energy Transport Bond Co., Ser. 2001-1,
    Class A4, 5.63%, 9/15/2015                                 2,750,000    2,950,818                         2,750,000   2,950,818
    University Support Svcs., Inc., Ser. 1992-CD,
    Class D, 9.51%, 11/1/2007 +                                   15,000       15,038                            15,000      15,038
                                                                           ----------              ---------            -----------
         Total Asset-Backed Securities                                     11,838,911                444,713             12,283,624
                                                                           ----------              ---------            -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
    Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000
    WF2, Class A1, 7.11%, 10/15/2032                           4,662,451    5,229,722                         4,662,451   5,229,722
    FHLMC, Ser. 1629, Class H, 6.00%, 12/15/2020               1,500,000    1,571,267                         1,500,000   1,571,267
    FHLMC, Ser. 2174, Class PL, 6.50%, 10/15/2024                                       2,300,000  2,376,611  2,300,000   2,376,611
    FHLMC, Ser. 2249, Class PG, 7.50%, 8/15/2030               3,475,000    3,767,877                         3,475,000   3,767,877
    FHLMC, Ser. 2362, Class PC, 6.50%, 4/15/2017               4,730,000    5,005,601                         4,730,000   5,005,601
    FHLMC, Ser. 2366, Class MG, 6.00%, 12/15/2014                                       1,755,000  1,839,543  1,755,000   1,839,543
    FHLMC, Ser. 2394, Class MB, 6.00%, 1/15/2015               4,000,000    4,208,502   1,170,000  1,230,987  5,170,000   5,439,489
    FHLMC, Ser. 2416, Class PC, 6.00%, 9/15/2014               2,390,000    2,512,433                         2,390,000   2,512,433
    FHLMC, Ser. 2419, Class DW, 5.50%, 8/15/2011               2,320,000    2,433,070                         2,320,000   2,433,070
    FHLMC, Ser. 2428, Class EC, 6.00%, 3/15/2015               3,415,000    3,595,763                         3,415,000   3,595,763
    FHLMC, Ser. 2463, Class BH, 6.25%, 2/15/2027               6,765,000    7,008,329                         6,765,000   7,008,329
    FHLMC, Ser. 2471, Class EH, 6.00%, 2/15/2031               3,200,000    3,338,149                         3,200,000   3,338,149
    FHLMC, Ser. 2488, Class PQ, 6.00%, 9/15/2003                                        1,480,000  1,515,804  1,480,000   1,515,804
    FHLMC, Ser. 2490, Class PN, 6.00%, 9/15/2032                                        1,330,000  1,380,707  1,330,000   1,380,707
    FNMA, Ser. 1999-41, Class PC, 6.50%, 6/25/2012             7,300,000    7,611,468                         7,300,000   7,611,468
    FNMA, Ser. 1999-8, Class QD, 6.00%, 3/25/2014                                       1,060,000  1,131,323  1,060,000   1,131,323
    FNMA, Ser. 2001-67, Class PC, 6.00%, 6/25/2026             3,980,000    4,108,780                         3,980,000   4,108,780
    FNMA, Ser. 2001-69, Class PL, 6.00%, 12/31/2031            4,410,000    4,631,596                         4,410,000   4,631,596
    FNMA, Ser. 2001-T10, Class A-2, 7.50%, 12/25/2041 +                                 1,838,239  1,975,565  1,838,239   1,975,565
    FNMA, Ser. 2001-T12, Class A-2, 7.50%, 8/25/2041           5,423,470    5,823,749                         5,423,470   5,823,749
    FNMA, Ser. 2002, Class MB, 6.00%, 9/25/2014                2,100,000    2,201,044                         2,100,000   2,201,044
    FNMA, Ser. 2002-16, Class PC, 5.75%, 11/25/2012            3,295,000    3,434,453                         3,295,000   3,434,453
    FNMA, Ser. 2002-26, Class A-2, 7.50%, 12/31/2032                                    1,159,172  1,240,145  1,159,172   1,240,145
    FNMA, Ser. 2002-T1, Class A-3, 7.50%, 11/25/2031           1,892,521    2,003,640                         1,892,521   2,003,640
    FNMA, Ser. 2002-W8, Class A-3, 7.50%, 6/25/2042 +          2,000,584    2,107,385   1,629,391  1,716,376  3,629,975   3,823,761
    FNMA, Ser. G92-9, Class ZQ, 7.00%, 12/25/2021              1,341,579    1,428,436   2,105,904  2,242,247  3,447,483   3,670,683
    GNMA, Ser. 1999-29, Class PB, 7.25%, 7/16/2028                                      1,260,000  1,390,345  1,260,000   1,390,345
    LB-UBS Comml. Mtge. Trust, Ser. 2000-C4,
    Class A-1, 7.18%, 9/15/2009                                                         2,035,391  2,280,118  2,035,391   2,280,118
    LB-UBS Comml. Mtge. Trust, Ser. 2000-C5,
    Class A-1, 6.41%, 1/15/2010                                4,292,931    4,709,391   1,826,779  2,003,996  6,119,710   6,713,387
    Lehman Brothers Comml. Conduit Mtge. Trust,
    Ser. 1999-C1, Class A2, 6.78%, 6/15/2031                   2,290,000    2,615,798                         2,290,000   2,615,798
    Morgan Stanley Dean Witter, Ser. 2002-IQ,
    Class A-3, 5.52%, 8/15/2011                                2,155,000    2,317,988                         2,155,000   2,317,988
    Residential Asset Mtge. Products, Inc., Ser. 2002-RS2,
    Class AI-5, 6.03%, 3/25/2032                                                        1,500,000  1,597,552  1,500,000   1,597,552
    Residential Asset Mtge. Products, Inc., Ser. 2002-RZ1,
    Class A2, 4.30%, 4/25/2023                                 1,340,000    1,371,270                         1,340,000   1,371,270
    Residential Asset Mtge. Products, Inc., Ser. 2002-RZ2,
    Class A-3, 4.98%, 9/25/2028                                  860,000      895,031     860,000    895,031
                                                                           ----------              ---------            -----------
         Total Collateralized Mortgage Obligations                         83,035,711              4,816,350            107,852,061
                                                                           ----------              ---------            -----------

CORPORATE BONDS - 16.1% CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
    Collins & Aikman Products Co., 11.50%, 4/15/2006             565,000      516,975                           565,000     516,975
    CSK Auto, Inc., 12.00%, 6/15/2006                            500,000      531,875                           500,000     531,875
    Dana Corp., 6.25%, 3/1/2004                                  750,000      723,750                           750,000     723,750
    Delco Remy International, Inc., 11.00%, 5/1/2009             350,000      225,750                           350,000     225,750
    Intermet Corp., 9.75%, 6/15/2009                             500,000      477,500                           500,000     477,500
    Lear Corp., Ser. B, 8.11%, 5/15/2009                       1,000,000    1,040,000                         1,000,000   1,040,000
                                                                           ----------                                   -----------
                                                                            3,515,850                                     3,515,850
                                                                           ----------                                   -----------
Automobiles - 0.8%
    DaimlerChrysler Holdings Corp., 7.30%, 1/15/2012                                    1,040,000  1,150,246  1,040,000   1,150,246
    Ford Motor Co., 5.80%, 1/12/2009                                                      500,000    452,045    500,000     452,045
    Ford Motor Co., 6.38%, 2/1/2029                            5,000,000    3,651,525   1,000,000    730,305  6,000,000   4,381,830
    General Motors Corp., 7.20%, 1/15/2011                     3,750,000    3,752,880                         3,750,000   3,752,880
                                                                           ----------              ---------            -----------
                                                                            7,404,405              2,332,596              9,737,001
                                                                           ----------              ---------            -----------
Distributors - 0.1%
    Roundy's, Inc., 8.88%, 6/15/2012 144A                        750,000      735,000                           750,000     735,000
                                                                           ----------                                   -----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                                                                              Combined      Combined
                                                              Principal     Market     Principal    Market    Principal      Market
                                                                Amount       Value       Amount      Value      Amount       Value
====================================================================================================================================
Hotels, Restaurants & Liesure - 0.9%
    Aztar Corp., 8.88%, 5/15/2007                                750,000      765,000                           750,000     765,000
    Coast Hotels & Casinos, Inc., 9.50%, 4/1/2009                500,000      525,000                           500,000     525,000
    Hollywood Casino Corp., 11.25%, 5/1/2007                     100,000      109,000                           100,000     109,000
    Hollywood Casino Corp., 13.00%, 8/1/2006                   1,000,000    1,075,000                         1,000,000   1,075,000
    Horseshoe Gaming Holdings, Ser. B, 8.63%, 5/15/2009          450,000      472,500                           450,000     472,500
    Isle of Capri Casinos, Inc., 8.75%, 4/15/2009                750,000      765,000                           750,000     765,000
    John Q Hammons Hotels LP, Ser. B, 8.88%, 5/15/2012 144A      250,000      241,875                           250,000     241,875
    Mandalay Resort Group, Ser. B, 10.25%, 8/1/2007              700,000      757,750                           700,000     757,750
    McDonald's Corp., 6.38%, 1/8/2028                          2,150,000    2,375,146     800,000    883,775  2,950,000   3,258,921
    Meristar Hospitality Corp., 9.00%, 1/15/2008                 150,000      136,500                           150,000     136,500
    Mohegan Tribal Gaming Authority, 8.00%, 4/1/2012             750,000      772,500                           750,000     772,500
    Six Flags, Inc., 8.88%, 2/1/2010                             500,000      412,500                           500,000     412,500
    Station Casinos, Inc., 9.88%, 7/1/2010                       500,000      538,750                           500,000      538,750
    Tricon Global Restaurants, Inc., 8.88%, 4/15/2011            500,000      547,500                           500,000      547,500
    WCI Communities, Inc., 10.63%, 2/15/2011                     750,000      733,125                           750,000      733,125
                                                                           ----------              ---------            ------------
                                                                           10,227,146                883,775              11,110,921
                                                                           ----------              ---------            ------------

Household Durables - 0.2%
    K. Hovnanian Enterprises, Inc., 10.50%, 10/1/2007            800,000      836,000                           800,000      836,000
    MDC Holdings, Inc., 8.38%, 2/1/2008                          100,000      101,500                           100,000      101,500
    Meritage Corp., 9.75%, 6/1/2011                              100,000      100,750                           100,000      100,750
    Sealy Mattress Co., Ser. B, 9.88%, 12/15/2007                600,000      519,000                           600,000      519,000
    Windmere Durable Holdings, Inc., 10.00%, 7/31/2008           300,000      296,250                           300,000      296,250
                                                                           ----------                                   ------------
                                                                            1,853,500                                      1,853,500
                                                                           ----------                                   ------------
Media - 0.6%
    AOL Time Warner, Inc., 6.13%, 4/15/2006                                            1,000,000     942,124  1,000,000      942,124
    AOL Time Warner, Inc., 7.63%, 4/15/2031                    2,000,000    1,672,634                         2,000,000    1,672,634
    Charter Communications Holdings, LLC, 8.63%, 4/1/2009      1,000,000      620,000                         1,000,000      620,000
    CSC Holdings, Inc., 7.25%, 7/15/2008                         500,000      402,500                           500,000      402,500
    Echostar DBS Corp., 9.38%, 2/1/2009                          750,000      723,750                           750,000      723,750
    Emmis Communications Corp., Ser. B, 8.13%, 3/15/2009         750,000      765,000                           750,000      765,000
    Entercom Radio, LLC, 7.63%, 3/1/2014                         800,000      836,000                           800,000      836,000
    Hollinger International, Inc., 9.25%, 2/1/2006               500,000      507,500                           500,000      507,500
    LIN Television Corp., 8.38%, 3/1/2008                        500,000      515,000                           500,000      515,000
    Sinclair Broadcast Group, Inc., 8.75%, 12/15/2007            750,000      772,500                           750,000      772,500
                                                                           ----------              ---------            ------------
                                                                            6,814,884                942,124               7,757,008
                                                                           ----------              ---------            ------------
Multi-line Retail - 0.1%
    May Department Stores Co., 7.45%, 9/15/2011                                        1,000,000   1,165,940  1,000,000    1,165,940
    Petco Animal Supplies, Inc., 10.75%, 11/1/2011               300,000      324,000                           300,000      324,000
                                                                           ----------              ---------            ------------
                                                                              324,000              1,165,940               1,489,940
                                                                           ----------              ---------            ------------
Specialty Retail - 0.1%
    Cole National Group, Inc., 8.88%, 5/15/2012 144A             500,000      482,500                           500,000      482,500
    Michaels Stores, Inc., 9.25%, 7/1/2009                       500,000      533,750                           500,000      533,750
    Office Depot, Inc., 10.00%, 7/15/2008                        500,000      555,000                           500,000      555,000
                                                                           ----------                                   ------------
                                                                            1,571,250                                      1,571,250
                                                                           ----------                                   ------------

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
    Coca Cola Enterprises, Inc., 6.95%, 11/15/2026                                     1,000,000   1,157,591  1,000,000    1,157,591
                                                                                                   ---------            ------------
Food & Drug Retailing - 0.0%
    Marsh Supermarket, Inc., Ser. B, 8.88%, 8/1/2007             500,000      475,000                           500,000      475,000
                                                                           ----------                                   ------------
Food Products -0.1%
    Michael Foods, Inc., Ser. B, 11.75%, 4/1/2011                500,000      552,500                           500,000      552,500
    Swift & Co., 10.13%, 10/1/2009 144A                          400,000      373,000                           400,000      373,000
                                                                           ----------                                   ------------
                                                                              925,500                                        925,500
                                                                           ----------                                   ------------

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
    Dresser, Inc., 9.38%, 4/15/2011                              500,000      487,500                           500,000      487,500
    Kinder Morgan Energy Partners, 7.40%, 3/15/2031              800,000      848,991                           800,000      848,991
    Parker Drilling Co., Ser. B, 10.13%, 11/15/2009              500,000      482,500                           500,000      482,500
    SESI, LLC, 8.88%, 5/15/2011                                  750,000      759,375                           750,000      759,375
                                                                           ----------                                   ------------
                                                                            2,578,366                                      2,578,366
                                                                           ----------                                   ------------

Oil & Gas - 0.6%
    Amerada Hess Corp., 7.13%, 3/15/2033                                               1,000,000   1,113,296  1,000,000    1,113,296
    Chesapeake Energy Corp., 8.13%, 4/1/2011 144A              1,000,000    1,005,000                         1,000,000    1,005,000
    National Fuel Gas Co., 6.30%, 5/27/2008                    3,060,000    3,376,245                         3,060,000    3,376,245
    Ocean Energy, Inc., Ser. B, 8.38%, 7/1/2008                  500,000      533,750                           500,000      533,750
    Pioneer Natural Resources Co., 9.63%, 4/1/2010               500,000      578,566                           500,000      578,566
    Plains Exploration & Production Co. LP, 8.75%,
    7/1/2012 144A                                                500,000      502,500                           500,000      502,500
    Stone Energy Corp., 8.25%, 12/15/2011                        175,000      180,250                           175,000      180,250
    Tesoro Petrolium Corp., 9.63%, 4/1/2012 144A                 250,000      141,250                           250,000      141,250
    Vintage Petroleum, Inc., 9.75%, 6/30/2009                    300,000      309,000                           300,000      309,000
    Westport Resources Corp., 8.25%, 11/1/2011                   100,000      103,500                           100,000      103,500
                                                                           ----------              ---------            ------------
                                                                            6,730,061              1,113,296               7,843,357
                                                                           ----------              ---------            ------------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                                                                              Combined      Combined
                                                              Principal     Market     Principal    Market    Principal      Market
                                                                Amount       Value       Amount      Value      Amount       Value
====================================================================================================================================
FINANCIALS - 7.8%
Banks - 2.3%
    Bank of America Corp., 7.13%, 5/1/2006                                             1,000,000   1,136,003  1,000,000    1,136,003
    Bankers Trust Corp., 7.38%, 5/1/2008                         865,000    1,007,475                           865,000    1,007,475
    Barnett Bank, Inc., 6.90%, 9/1/2005                        1,000,000    1,112,016                         1,000,000    1,112,016
    Key Bank, 7.00%, 2/1/2011                                  1,000,000    1,148,295                         1,000,000    1,148,295
    Northern Trust Co. Bank, 7.10%, 8/1/2009                   4,730,000    5,554,146                         4,730,000    5,554,146
    Norwest Corp., 6.20%, 12/1/2005                                                    1,000,000   1,096,839  1,000,000    1,096,839
    PNC Funding Corp., 5.75%, 8/1/2006                         3,515,000    3,750,305  1,000,000   1,066,943  4,515,000    4,817,248
    SunTrust Banks, Inc., 6.00%, 2/15/2026                                             1,000,000   1,083,097  1,000,000    1,083,097
    SunTrust Banks, Inc., 6.00%, 1/15/2028                     3,400,000    3,740,942                         3,400,000    3,740,942
    Union Planters Bank, 6.50%, 3/15/2008                      2,380,000    2,533,586                         2,380,000    2,533,586
    Washington Mutual, Inc., 5.63%, 1/15/2007                  2,000,000    2,130,442                         2,000,000    2,130,442
    Washington Mutual, Inc., 6.88%, 6/15/2011                                          1,300,000   1,480,982  1,300,000    1,480,982
    Wells Fargo & Co., 6.45%, 2/1/2011                         1,700,000    1,920,184                         1,700,000    1,920,184
                                                                           ----------              ---------            ------------
                                                                           22,897,391              5,863,864              28,761,255
                                                                           ----------              ---------            ------------
Diversified Financials - 3.6%
    Alliance Capital Management LP, 5.63%, 8/15/2006           3,500,000    3,737,671    925,000     987,813  4,425,000    4,725,484
    Associates Corporation of North America, 5.75%,
    11/1/2003                                                  1,100,000    1,147,627                         1,100,000    1,147,627
    Caterpillar Financial Services Corp., 6.09%, 3/1/2004        500,000      525,665                           500,000      525,665
    Citigroup, Inc., 6.75%, 12/1/2005                          5,750,000    6,378,613                         5,750,000    6,378,613
    Ford Motor Credit Co., 7.38%, 10/28/2009                   3,175,000    3,023,730                         3,175,000    3,023,730
    General Electric Capital Corp., 8.85%, 4/1/2005            2,500,000    2,861,520                         2,500,000    2,861,520
    GMAC, 6.38%, 1/30/2004                                     1,250,000    1,281,905                         1,250,000    1,281,905
    GMAC, 6.88%, 9/15/2011                                     1,750,000    1,708,688  1,250,000   1,220,491  3,000,000    2,929,179
    Golden West Financial Corp., 4.13%, 8/15/2007              3,275,000    3,376,283                         3,275,000    3,376,283
    Goldman Sachs & Co., Inc., 7.35%, 10/1/2009                1,085,000    1,241,786                         1,085,000    1,241,786
    Household Finance Corp., 6.40%, 6/17/2008                  3,915,000    3,853,495                         3,915,000    3,853,495
    International Lease Finance Corp., 5.54%, 3/21/2005        1,500,000    1,564,093                         1,500,000   1,564,093
    International Lease Finance Corp., 5.95%, 6/6/2005         2,000,000    2,107,412   1,000,000  1,053,706  3,000,000   3,161,118
    JP Morgan Chase & Co., 6.75%, 2/1/2011                     1,000,000    1,092,579                         1,000,000   1,092,579
    Legg Mason, Inc., 6.75%, 7/2/2008                          3,500,000    3,925,029                         3,500,000   3,925,029
    Morgan Stanley Co., Inc., 5.80%, 4/1/2007                                           1,000,000  1,073,793  1,000,000   1,073,793
    Norwest Financial, Inc., 6.63%, 7/15/2004                  1,000,000    1,077,294                         1,000,000   1,077,294
    Ucar Finance, Inc., 10.25%, 2/15/2012                        750,000      716,250                           750,000     716,250
                                                                           ----------              ---------             ----------
                                                                           39,619,640              4,335,803             43,955,443
                                                                           ----------              ---------             ----------
Insurance - 0.8%
    American General Finance Corp., 5.75%, 3/15/2007           1,250,000    1,331,164   1,225,000  1,304,541  2,475,000   2,635,705
    American General Finance Corp., 6.10%, 5/22/2006           4,750,000    5,171,353                         4,750,000   5,171,353
    Hartford Life, Inc., 7.10%, 6/15/2007                      1,500,000    1,689,726                         1,500,000   1,689,726
                                                                           ----------              ---------             ----------
                                                                            8,192,243              1,304,541              9,496,784
                                                                           ----------              ---------             ----------
Real Estate - 1.1%
    Carramerica Reality Corp., 7.13%, 1/15/2012 REIT                                      800,000    891,582    800,000     891,582
    Choctaw Resort Development Enterprise, 9.25%, 4/1/2009       500,000      520,000                           500,000     520,000
    Crescent Real Estate Equities LP, 9.25%, 4/15/2009
    REIT 144A                                                    500,000      498,219                           500,000     498,219
    Duke Realty LP, 7.05%, 3/1/2006 REIT                                                1,000,000  1,094,403  1,000,000   1,094,403
    EOP Operating LP, 7.00%, 7/15/2011                         3,250,000    3,625,047                         3,250,000   3,625,047
    EOP Operating LP, 7.75%, 11/15/2007                                                 1,000,000  1,144,839  1,000,000   1,144,839
    ERP Operating LP, 6.63%, 4/13/2005 REIT                    4,680,000    5,008,644                         4,680,000   5,008,644
    Simon Property Group, Inc., 6.88%, 10/27/2005 REIT         1,250,000    1,340,540                         1,250,000   1,340,540
                                                                           ----------              ---------             ----------
                                                                           10,992,450              3,130,824             14,123,274
                                                                           ----------              ---------             ----------
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
    Alaris Medical Systems, Inc., Ser. B, 11.63%, 12/1/2006      500,000      542,500                           500,000     542,500
    Bergen Brunswig Corp., 7.38%, 1/15/2003                      100,000      101,000                           100,000     101,000
    Express Scripts, Inc., 9.63%, 6/15/2009                      500,000      535,000                           500,000     535,000
    Extendicare Health Services, Inc., 9.50%, 7/1/2010 144A      750,000      761,250                           750,000     761,250
    Omnicare, Inc., 8.13%, 3/15/2011                             400,000      419,000                           400,000     419,000
    Pacificare Health Systems, Inc., 10.75%, 6/1/2009            350,000      347,375                           350,000     347,375
    Stewart Enterprises, Inc., 10.75%, 7/1/2008                  500,000      550,000                           500,000     550,000
    Triad Hospitals, Inc, Ser. B, 8.75%, 5/1/2009                400,000      425,000                           400,000     425,000
                                                                           ----------                                    ----------
                                                                            3,681,125                                     3,681,125
                                                                           ----------                                    ----------
Pharmaceuticals - 0.1%
    Wyeth, 6.25%, 3/15/2006                                                             1,000,000  1,070,876  1,000,000   1,070,876
                                                                                                   ---------             ----------
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
    BE Aerospace, Inc., 9.50%, 11/1/2008                         480,000      360,000                           480,000     360,000
    Honeywell International, Inc., 6.88%, 10/3/2005              825,000      907,341                           825,000     907,341
                                                                           ----------                                    ----------
                                                                            1,267,341                                     1,267,341
                                                                           ----------                                    ----------
Air Freight & Couriers - 0.1%
    United Parcel Services, Inc., 8.38%, 4/1/2020              1,000,000    1,320,337                         1,000,000   1,320,337
                                                                           ----------                                    ----------
Commercial Services & Supplies - 0.2%
    Allied Waste, Inc., Ser. B, 10.00%, 8/1/2009               1,000,000      925,000                         1,000,000     925,000
    Coinmach Corp., 9.00%, 2/1/2010                              500,000      518,750                           500,000     518,750
    Iron Mountain, Inc., 8.63%, 4/1/2013                         750,000      753,750                           750,000     753,750
                                                                           ----------                                    ----------
                                                                            2,197,500                                     2,197,500
                                                                           ----------                                    ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                                                                              Combined      Combined
                                                              Principal     Market     Principal    Market    Principal      Market
                                                                Amount       Value       Amount      Value      Amount       Value
====================================================================================================================================
Construction & Engineering - 0.1%
    KB Home, 8.63%, 12/15/2008                                   750,000      742,500                           750,000     742,500
    Schuler Homes, Inc., 10.50%, 7/15/2011                       500,000      502,500                           500,000     502,500
    Toll Brothers, Inc., 8.25%, 12/1/2011                        500,000      495,000                           500,000     495,000
                                                                           ----------                                    ----------
                                                                            1,740,000                                     1,740,000
                                                                           ----------                                    ----------

Machinery - 0.5%
    AGCO Corp., 8.50%, 3/15/2006                                 500,000      500,000                           500,000     500,000
    Ingersoll Rand Co., 6.25%, 5/15/2006                       3,250,000    3,544,268   1,250,000  1,363,180  4,500,000   4,907,448
    Navistar International Corp., 8.00%, 2/1/2008                500,000      427,500                           500,000     427,500
    Terex Corp., 8.88%, 4/1/2008                                 750,000      716,250                           750,000     716,250
                                                                           ----------              ---------             ----------
                                                                            5,188,018              1,363,180              6,551,198
                                                                           ----------              ---------             ----------

Road & Rail - 0.1%
    Burlington Northern Santa Fe, 6.75%, 7/15/2011             1,050,000    1,191,613                         1,050,000   1,191,613
                                                                           ----------                                    ----------

INFORMATION TECHNOLOGY - 0.0%
Semiconductor Equipment & Products - 0.0%
    Amkor Technology, Inc., 9.25%, 2/15/2008                     330,000      227,700                           330,000     227,700
                                                                           ----------                                    ----------
MATERIALS - 1.1%
Chemicals - 0.6%
    Airgas, Inc., 9.13%, 10/1/2011                               500,000      533,125                           500,000     533,125
    Dow Chemical Co., 8.63%, 4/1/2006                                                     836,000    960,754    836,000     960,754
    Dow Chemical Co., 5.25%, 5/14/2004                         4,000,000    4,099,728                         4,000,000   4,099,728
    Lyondell Chemical Co., Ser. A, 9.63%, 5/1/2007               750,000      695,625                           750,000     695,625
    Lyondell Chemical Co., 9.50%, 12/15/2008                     300,000      272,250                           300,000     272,250
    Noveon, Inc., Ser. B, 11.00%, 2/28/2011                      500,000      542,500                           500,000     542,500
    Scotts Co., 8.63%, 1/15/2009                                 750,000      783,750                           750,000     783,750
                                                                           ----------              ---------             ----------
                                                                            6,926,978                960,754              7,887,732
                                                                           ----------              ---------             ----------

Containers & Packaging - 0.1%
    Owens-Illinois, Inc., 7.15%, 5/15/2005                       750,000      690,000                           750,000     690,000
    Stone Container Corp., 9.75%, 2/1/2011                       300,000      313,500                           300,000     313,500
                                                                           ----------                                    ----------
                                                                            1,003,500                                     1,003,500
                                                                           ----------                                    ----------
Metals & Mining - 0.2%
    Alaska Steel Corp., 7.88%, 2/15/2009                         750,000      750,000                           750,000     750,000
    Owens Brockway Glass Container, 8.88%, 2/15/2009             500,000      505,000                           500,000     505,000
    Peabody Energy Corp., Ser. B, 9.63%, 5/15/2008               500,000      526,250                           500,000     526,250
    Trimas Corp., 9.88%, 6/15/2012 144A                          120,000      118,200                           120,000     118,200
    U.S. Steel Corp., 10.75%, 8/1/2008                           500,000      495,000                           500,000     495,000
                                                                           ----------                                    ----------
                                                                            2,394,450                                     2,394,450
                                                                           ----------                                    ----------
Paper & Forest Products - 0.2%
    Weyerhaeuser Co., 5.50%, 3/15/2005 144A                                             1,850,000  1,923,262  1,850,000   1,923,262
                                                                                                   ---------             ----------
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
    BellSouth Telecommunications, Inc., 7.88%, 2/15/2030     3,750,000    4,524,371                           3,750,000    4,524,371
    GTE California, Inc., Ser. G, 5.50%, 1/15/2009             680,000      684,673                             680,000      684,673
    Panamsat Corp., 8.50%, 2/1/2012 144A                       500,000      402,500                             500,000      402,500
    SBC Communications, Inc., 5.88%, 2/1/2012                1,500,000    1,582,240    750,000      791,120   2,250,000    2,373,360
    Sprint Capital Corp., 6.88%, 11/15/2028                  2,750,000    1,588,293    785,000      453,386   3,535,000    2,041,679
    Sprint Capital Corp., 8.38%, 3/15/2012                   1,000,000      699,928                           1,000,000      699,928
    Verizon New York, Inc., Ser. A, 6.88%, 4/1/2012          3,000,000    3,159,726                           3,000,000    3,159,726
                                                                         ----------               ---------               ----------
                                                                         12,641,731               1,244,506               13,886,237
                                                                         ----------               ---------               ----------
Wireless Telecommunication Services - 0.1%
    AT&T Wireless Services, Inc., 8.13%, 5/1/2012            1,525,000    1,176,379                           1,525,000    1,176,379
                                                                         ----------                                      -----------
UTILITIES - 0.4%
Electric Utilities - 0.3%
    Calpine Corp., 7.75%, 4/15/2009                            350,000      141,750                             350,000      141,750
    Dominion Resources, Inc., 7.63%, 7/15/2005                                       1,500,000    1,648,225   1,500,000    1,648,225
    Georgia Power Co., Ser. G, 6.20%, 2/1/2006               1,250,000    1,358,655                           1,250,000    1,358,655
                                                                        -----------              ----------              -----------
                                                                          1,500,405               1,648,225                3,148,630
                                                                        -----------              ----------              -----------
Gas Utilities - 0.1%
    El Paso Energy Partners LP, 8.50%, 6/1/2011                850,000      811,750                             850,000      811,750
    Western Gas Resources, Inc., 10.00%, 6/15/2009             350,000      369,250                             350,000      369,250
                                                                        -----------                                      -----------
                                                                          1,181,000                                        1,181,000
                                                                        -----------              ----------              -----------
         Total Corporate Bonds                                          168,494,763              30,441,157              198,935,920
                                                                        -----------              ----------              -----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                                                                              Combined      Combined
                                                              Principal     Market     Principal    Market    Principal      Market
                                                                Amount       Value       Amount      Value      Amount       Value
====================================================================================================================================
MORTGAGE-BACKED SECURITIES - 12.9%
    FHLMC, 5.50% TBA #+++                                   11,625,000   11,730,351  5,715,000    5,766,792  17,340,000   17,497,143
    FNMA, 5.50% TBA #                                        1,865,000    1,919,794                           1,865,000    1,919,794
    FNMA, 6.00% TBA #                                        3,530,000    3,624,886                           3,530,000    3,624,886
    FHLMC, 6.00%, 8/1/2013 - 5/1/2032                       24,679,260   25,435,456                          24,679,260   25,435,456
    FHLMC, 6.50%, 12/15/2024                                 4,720,000    4,873,401                           4,720,000    4,873,401
    FHLMC, 7.50%, 6/1/2032                                   6,989,498    7,374,555                           6,989,498    7,374,555
    FNMA, 5.50%, 5/25/2012                                   2,560,000    2,676,674                           2,560,000    2,676,674
    FNMA, 6.00%, 12/1/2012 - 10/1/2031 ##                    8,638,166    9,007,074  3,461,725    3,568,529  12,099,891   12,575,603
    FNMA, 6.23%, 6/1/2008 +                                  3,951,678    4,380,217                           3,951,678    4,380,217
    FNMA, 6.33%, 9/1/2008                                    1,641,620    1,837,761                           1,641,620    1,837,761
    FNMA, 6.40%, 7/1/2011                                    2,998,097    3,404,595                           2,998,097    3,404,595
    FNMA, 6.50%, 7/1/2013 - 2/1/2029 ##                      8,892,961    9,246,780  1,900,000    1,998,191  10,792,961   11,244,971
    FNMA, 6.54%, 12/1/2007                                     473,965      536,148                             473,965      536,148
    FNMA, 6.56%, 12/1/2007                                   1,793,635    2,030,563                           1,793,635    2,030,563
    FNMA, 6.63%, 10/1/2005                                   4,380,646    4,790,926                           4,380,646    4,790,926
    FNMA, 6.80%, 1/1/2007                                    5,205,888    5,862,442                           5,205,888    5,862,442
    FNMA, 6.91%, 2/1/2011                                                            2,279,917    2,688,463   2,279,917    2,688,463
    FNMA, 7.00%, 5/1/2032                                    9,048,084    9,452,518                           9,048,084    9,452,518
    FNMA, 7.06%, 8/1/2006                                    2,343,328    2,638,515                           2,343,328    2,638,515
    FNMA, 7.09%, 10/1/2007                                                           1,950,040    2,228,536   1,950,040    2,228,536
    FNMA, 7.10%, 6/1/2004                                    3,583,776    3,771,026                           3,583,776    3,771,026
    FNMA, 7.14%, 7/1/2009                                    1,947,252    2,272,034                           1,947,252    2,272,034
    FNMA, 7.22%, 7/1/2007                                                            2,384,946    2,741,972   2,384,946    2,741,972
    FNMA, 7.23%, 8/1/2007                                                            1,386,799    1,592,369   1,386,799    1,592,369
    FNMA, 7.50%, 2/25/2029 - 12/1/2030                       9,739,430   10,322,757                           9,739,430   10,322,757
    FNMA, 7.53%, 5/1/2007                                    4,230,362    4,876,664                           4,230,362    4,876,664
    FNMA, 7.78%, 4/1/2010                                    2,591,826    3,092,308                           2,591,826    3,092,308
    FNMA, 9.00%, 8/1/2014                                    2,447,718    2,702,795                           2,447,718    2,702,795
    GNMA, 6.50%, 10/15/2008 - 5/15/2032                      1,618,083    1,710,366                           1,618,083    1,710,366
                                                                        -----------              ----------              -----------
         Total Mortgage-Backed Securities                               139,570,606              20,584,852              160,155,458
                                                                        -----------              ----------              -----------
U.S. TREASURY OBLIGATIONS - 3.3%
    U.S. Treasury Bonds, 6.00%, 2/15/2026 ##                27,475,000   32,035,218                          27,475,000   32,035,218
    U.S. Treasury Notes, 3.25%, 5/31/2004                    7,715,000    7,920,535                           7,715,000    7,920,535
    U.S. Treasury Notes, 6.00%, 8/15/2009                      780,000      913,545     25,000       29,280     805,000      942,825
                                                                        -----------              ----------              -----------
         Total U.S. Treasury Obligations                                 40,869,298                  29,280               40,898,578
                                                                        -----------              ----------              -----------
YANKEE OBLIGATIONS - CORPORATE - 0.5%
CONSUMER DISCRETIONARY - 0.3% Hotels,
Restaurants & Leisure - 0.1%
    Royal Caribbean Cruises, Ltd, 8.75%, 2/2/2011              750,000      642,321                             750,000      642,321
                                                                        -----------                                      -----------
Media - 0.1%
    Rogers Cablesystems, Ltd., 11.00%, 12/1/2015               500,000      517,500                             500,000      517,500
                                                                        -----------                                      -----------

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
    Domtar, Inc., 8.75%, 8/1/2006                              500,000      576,633                             500,000      576,633
    Tembec Industries, Inc., 7.75%, 3/15/2012                  750,000      720,000                             750,000      720,000
                                                                        -----------                                      -----------
                                                                          1,296,633                                        1,296,633
                                                                        -----------                                      -----------

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
    Star Choice Communications, 13.00%, 12/15/2005             600,000      585,000                             600,000      585,000
                                                                        -----------                                      -----------
Wireless Telecommunication Services - 0.0%
    Rogers Cantel, Inc., 9.75%, 6/1/2016                       500,000      335,000                             500,000      335,000
                                                                        -----------                                      -----------
         Total Yankee Obligations - Corporate                             3,376,454                                        3,376,454
                                                                        -----------                                      -----------

====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
COMMON STOCKS - 55.5%
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.4%
    Johnson Controls, Inc.                                      28,900    2,220,098                              28,900    2,220,098
    Magna International, Inc., Class A                          47,000    2,649,860                              47,000    2,649,860
                                                                        -----------                                      -----------
                                                                          4,869,958                                        4,869,958
                                                                        -----------                                      -----------
Automobiles - 0.5%
    General Motors Corp.                                        30,400    1,182,560                              30,400    1,182,560
    Harley-Davidson, Inc.                                      107,156    4,977,396                             107,156    4,977,396
                                                                        -----------                                      -----------
                                                                          6,159,956                                        6,159,956
                                                                        -----------                                      -----------
Hotels, Restaurants & Liesure - 0.8%
    Darden Restaurants, Inc.                                    83,600    2,026,464                            83,600     2,026,464
    Harrah's Entertainment, Inc. *                              41,300    1,991,073                            41,300     1,991,073
    McDonald's Corp.                                                                   33,325       588,520    33,325       588,520
    Starbucks Corp. *                                          260,900    5,403,239                           260,900     5,403,239
                                                                         ----------              ----------              ----------
                                                                          9,420,776                 588,520              10,009,296
                                                                         ----------              ----------              ----------
Household Durables - 0.2%
    Black & Decker Corp.                                                               14,625       613,226    14,625       613,226
    Centex Corp.                                                25,001    1,108,794                            25,001     1,108,794
    Lennar Corp.                                                                        8,300       462,974     8,300       462,974
                                                                         ----------              ----------              ----------
                                                                          1,108,794               1,076,200               2,184,994
                                                                         ----------              ----------              ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
Media - 1.5%
    AOL Time Warner, Inc. *                                                            39,525       462,443    39,525       462,443
    Cablevision Systems Corp., Class A *                                               17,050       154,473    17,050       154,473
    Clear Channel Communications, Inc. *                        35,800    1,244,050                            35,800     1,244,050
    Gannett Co., Inc.                                          100,400    7,246,872                           100,400     7,246,872
    Knight-Ridder, Inc.                                         50,900    2,871,269                            50,900     2,871,269
    News Corp., Ltd., ADR                                                               2,925        48,555     2,925        48,555
    Viacom, Inc., Class B *                                    106,776    4,329,767                           106,776     4,329,767
    Walt Disney Co.                                            203,000    3,073,420                           203,000     3,073,420
                                                                         ----------              ----------              ----------
                                                                         18,765,378                 665,471              19,430,849
                                                                         ----------              ----------              ----------
Multi-line Retail - 2.4%
    Family Dollar Stores, Inc.                                  81,400    2,188,032                            81,400     2,188,032
    Kohl's Corp. *                                              90,400    5,497,224                            90,400     5,497,224
    Target Corp.                                               217,100    6,408,792                           217,100     6,408,792
    Wal-Mart Stores, Inc.                                      296,800   14,614,432    26,225     1,291,319   323,025    15,905,751
                                                                         ----------              ----------              ----------
                                                                         28,708,480               1,291,319              29,999,799
                                                                         ----------              ----------              ----------
Specialty Retail - 1.4%
    Autozone, Inc. *                                                                    4,450       350,927     4,450       350,927
    Barnes & Noble, Inc. *                                                              6,550       138,598     6,550       138,598
    Home Depot, Inc.                                           256,900    6,705,090    20,510       535,311   277,410     7,240,401
    Lowe's Companies, Inc.                                     173,792    7,194,989    39,700     1,643,580   213,492     8,838,569
    Michaels Stores, Inc. *                                                             7,975       364,457     7,975       364,457
                                                                         ----------              ----------              ----------
                                                                         13,900,079               3,032,873              16,932,952
                                                                         ----------              ----------              ----------
CONSUMER STAPLES - 5.7%
Beverages - 2.5%
    Anheuser-Busch Companies, Inc.                             146,400    7,407,840    37,900     1,917,740   184,300     9,325,580
    Coca-Cola Co.                                              283,100   13,577,476    29,350     1,407,626   312,450    14,985,102
    PepsiCo, Inc.                                              169,200    6,251,940    21,799       805,473   190,999     7,057,413
                                                                         ----------              ----------              ----------
                                                                         27,237,256               4,130,839              31,368,095
                                                                         ----------              ----------              ----------
Food Products - 0.8%
    ConAgra, Inc.                                               75,600    1,878,660    20,474       508,779    96,074     2,387,439
    Kellogg Co.                                                                        16,600       551,950    16,600       551,950
    Kraft Foods, Inc., Class A                                 195,100    7,113,346                           195,100     7,113,346
                                                                         ----------              ----------              ----------
                                                                          8,992,006               1,060,729              10,052,735
                                                                         ----------              ----------              ----------
Household Products - 1.4%
    Clorox Co.                                                                         16,850       677,033    16,850       677,033
    Procter & Gamble Co.                                       156,900   14,023,722    22,550     2,015,519   179,450    16,039,241
                                                                         ----------              ----------              ----------
                                                                         14,023,722               2,692,552              16,716,274
                                                                         ----------              ----------              ----------
Personal Products - 0.3%
    Avon Products, Inc.                                         63,724    2,937,676                            63,724     2,937,676
    Dial Corp.                                                                         13,384       287,221    13,384       287,221
    Gillette Co.                                                                       28,975       857,660    28,975       857,660
                                                                         ----------              ----------              ----------
                                                                          2,937,676               1,144,881               4,082,557
                                                                         ----------              ----------              ----------
Tobacco - 0.7%
    Philip Morris Companies, Inc.                              166,800    6,471,840    45,250     1,755,700   212,050     8,227,540
                                                                         ----------              ----------              ----------
ENERGY - 4.5%
Energy Equipment & Services - 0.8%
    BJ Services Co. *                                           41,764    1,085,864                            41,764     1,085,864
    Nabors Industries, Ltd. *                                   83,400    2,731,350                            83,400     2,731,350
    Schlumberger, Ltd.                                          43,100    1,657,626                            43,100     1,657,626
    Weatherford International, Ltd. *                          117,600    4,367,664                           117,600     4,367,664
                                                                         ----------                                      ----------
                                                                          9,842,504                                       9,842,504
                                                                         ----------                                      ----------
Oil & Gas - 3.7%
    Anadarko Petroleum Corp.                                   137,034    6,103,494                           137,034     6,103,494
    Burlington Resources, Inc.                                  74,200    2,846,312                            74,200     2,846,312
    ChevronTexaco Corp.                                                                16,800     1,163,400    16,800     1,163,400
    ConocoPhillips                                              73,000    3,375,520    17,549       811,466    90,549     4,186,986
    Devon Energy Corp.                                         152,400    7,353,300                           152,400     7,353,300
    Exxon Mobil Corp.                                          480,266   15,320,486    79,525     2,536,847   559,791    17,857,333
    Occidental Petroleum Corp.                                                         53,220     1,510,384    53,220     1,510,384
    Ocean Energy, Inc.                                         229,800    4,584,510                           229,800     4,584,510
    Premcor, Inc. *                                                                    15,200       238,488    15,200       238,488
    Royal Dutch Petroleum Co.                                                           9,050       363,538     9,050       363,538
                                                                         ----------              ----------              ----------
                                                                         39,583,622               6,624,123              46,207,745
                                                                         ----------              ----------              ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
FINANCIALS - 11.3%
Banks - 3.9%
    AmSouth Bancorp                                                                    30,125       624,793    30,125       624,793
    Bank of America Corp.                                      127,025    8,104,195    41,725     2,662,055   168,750    10,766,250
    Bank of New York Co., Inc.                                  24,654      708,556                            24,654       708,556
    Bank One Corp.                                                                      9,250       345,950     9,250       345,950
    Charter One Financial, Inc.                                188,515    5,602,666                           188,515     5,602,666
    Fifth Third Bancorp                                         66,600    4,077,918                            66,600     4,077,918
    First Tennessee National Corp.                                                     17,050       591,124    17,050       591,124
    First Virginia Banks, Inc.                                                          4,236       158,003     4,236       158,003
    FleetBoston Financial Corp.                                 42,100      855,893                            42,100       855,893
    Greenpoint Financial Corp.                                                         12,687       529,555    12,687       529,555
    Hibernia Corp., Class A                                                            15,557       310,984    15,557       310,984
    Mellon Financial Corp.                                      84,600    2,193,678                            84,600     2,193,678
    North Fork Bancorp, Inc.                                                          10,725       405,834    10,725       405,834
    PNC Financial Services Group                                27,096    1,142,638                           27,096     1,142,638
    Sovereign Bancorp, Inc.                                                           47,550       613,395    47,550       613,395
    U.S. Bancorp                                               162,080    3,011,446   40,175       746,451   202,255     3,757,897
    Washington Mutual, Inc.                                    165,900    5,220,873   29,024       913,385   194,924     6,134,258
    Wells Fargo & Co.                                          149,662    7,207,722   32,575     1,568,812   182,237     8,776,534
                                                                         ----------             ----------              ----------
                                                                         38,125,585              9,470,341              47,595,926
                                                                         ----------             ----------              ----------
Diversified Financials - 4.9%
    American Express Co.                                       157,574    4,913,158    8,350       260,353   165,924     5,173,511
    Bear Stearns Companies, Inc.                                                      17,300       975,720    17,300       975,720
    Capital One Financial Corp.                                 34,900    1,218,708                           34,900     1,218,708
    Citigroup, Inc.                                            371,765   11,022,832   50,700     1,503,255   422,465    12,526,087
    Countrywide Credit Industries, Inc.                        109,800    5,177,070                          109,800     5,177,070
    Fannie Mae                                                                        35,975     2,141,951    35,975     2,141,951
    Freddie Mac                                                269,651   15,073,491   38,060     2,127,554   307,711    17,201,045
    J.P. Morgan Chase & Co.                                     44,400      843,156   21,200       402,588    65,600     1,245,744
    MBNA Corp.                                                  59,219    1,088,445   41,450       761,851   100,669     1,850,296
    Merrill Lynch & Co., Inc.                                  135,700    4,471,315   11,300       372,335   147,000     4,843,650
    Moody's Corp.                                                                      9,275       449,838     9,275       449,838
    Morgan Stanley Dean Witter & Co.                            36,343    1,231,301   11,250       381,150    47,593     1,612,451
    SLM Corp.                                                   57,400    5,346,236                           57,400     5,346,236
    State Street Corp.                                          33,200    1,282,848                           33,200     1,282,848
                                                                         ----------             ----------              ----------
                                                                         51,668,560              9,376,595              61,045,155
                                                                         ----------             ----------              ----------
Insurance - 2.5%
    AFLAC, Inc.                                                140,900    4,324,221                          140,900     4,324,221
    Allstate Corp.                                                                    20,500       728,775    20,500       728,775
    American International Group, Inc.                         199,563   10,916,096   16,775       917,593   216,338    11,833,689
    Hartford Financial Services Group, Inc.                     92,500    3,792,500                           92,500     3,792,500
    Loew's Corp.                                                46,900    2,011,541                           46,900     2,011,541
    Marsh & McLennan Co.                                         2,428      101,102                            2,428       101,102
    MetLife, Inc.                                              221,300    5,036,788                          221,300     5,036,788
    XL Capital, Ltd., Class A                                   40,400    2,969,400                           40,400     2,969,400
                                                                         ----------             ----------              ----------
                                                                         29,151,648              1,646,368              30,798,016
                                                                         ----------             ----------              ----------
HEALTH CARE - 8.8%
Biotechnology - 0.5%
    Amgen, Inc. *                                              127,625    5,321,963                          127,625     5,321,963
    Genentech, Inc. *                                                                 22,075       720,307    22,075       720,307
                                                                         ----------             ----------              ----------
                                                                          5,321,963                720,307               6,042,270
                                                                         ----------             ----------              ----------

Health Care Equipment & Supplies - 1.0%
    Becton Dickinson & Co.                                                            14,650       416,060    14,650       416,060
    C.R. Bard, Inc.                                                                   11,250       614,587    11,250       614,587
    Medtronic, Inc.                                             99,285    4,181,884   38,550     1,623,726   137,835     5,805,610
    Saint Jude Medical, Inc. *                                  80,000    2,856,000                           80,000     2,856,000
    Stryker Corp.                                               38,700    2,229,120                           38,700     2,229,120
                                                                         ----------             ----------              ----------
                                                                          9,267,004              2,654,373              11,921,377
                                                                         ----------             ----------              ----------
Health Care Providers & Services - 2.2%
    Anthem, Inc. *                                                                     6,133       398,645     6,133       398,645
    Cardinal Health, Inc.                                       62,300    3,875,060                           62,300     3,875,060
    CIGNA Corp.                                                                        7,325       518,244     7,325       518,244
    Express Scripts, Inc., Class A *                                                  20,350     1,109,482    20,350     1,109,482
    HCA-The Healthcare Corp.                                   157,500    7,498,575   24,620     1,172,158   182,120     8,670,733
    Health Net, Inc., Class A *                                                       28,225       605,426    28,225       605,426
    Tenet Healthcare Corp. *                                    36,098    1,786,851   18,520       916,740    54,618     2,703,591
    UnitedHealth Group, Inc.                                    69,400    6,053,068    3,600       313,992    73,000     6,367,060
    Wellpoint Health Networks, Inc., Class A *                  42,800    3,137,240    5,875       430,638    48,675     3,567,878
                                                                         ----------             ----------              ----------
                                                                         22,350,794              5,465,325              27,816,119
                                                                         ----------             ----------              ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
Pharmaceuticals - 5.1%
    Abbott Laboratories, Inc.                                  122,000    4,928,800    8,150       329,260   130,150     5,258,060
    Bristol-Myers Squibb Co.                                    74,644    1,776,527   33,600       799,680   108,244     2,576,207
    Eli Lilly & Co.                                             44,900    2,484,766                           44,900     2,484,766
    Johnson & Johnson Co.                                      203,936   11,028,859   21,900     1,184,352   225,836    12,213,211
    Merck & Co., Inc.                                          120,704    5,517,380   31,225     1,427,295   151,929     6,944,675
    Mylan Laboratories, Inc.                                                          20,568       673,396    20,568       673,396
    Pfizer, Inc.                                               489,374   14,201,633   66,188     1,920,776   555,562    16,122,409
    Pharmacia Corp.                                            209,200    8,133,696   27,475     1,068,228   236,675     9,201,924
    Schering-Plough Corp.                                       44,900      957,268                           44,900       957,268
    Wyeth                                                      195,537    6,218,077    9,150       290,970   204,687     6,509,047
                                                                         ----------             ----------              ----------
                                                                         55,247,006              7,693,957              62,940,963
                                                                         ----------             ----------              ----------
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
    General Dynamics Corp.                                                            10,575       860,065    10,575       860,065
    Lockheed Martin Corp.                                                             25,215     1,630,654    25,215     1,630,654
    Northrop Grumman Corp.                                      70,900    8,794,436    6,899       855,752    77,799     9,650,188
    United Technologies Corp.                                  126,356    7,137,851                          126,356     7,137,851
                                                                         ----------             ----------              ----------
                                                                         15,932,287              3,346,471              19,278,758
                                                                         ----------             ----------              ----------
Building Products - 0.5%
    American Standard Companies, Inc. *                         48,400    3,079,208                           48,400     3,079,208
    Masco Corp.                                                162,600    3,178,830                          162,600     3,178,830
                                                                         ----------                                     ----------
                                                                          6,258,038                                      6,258,038
                                                                         ----------                                     ----------
Commercial Services & Supplies - 0.9%
    Apollo Group, Inc., Class A *                                                     17,025       739,396    17,025       739,396
    Automatic Data Processing, Inc.                             21,191      736,811    7,350       255,559    28,541       992,370
    First Data Corp.                                           131,400    3,672,630   58,425     1,632,979   189,825     5,305,609
    Waste Management, Inc.                                     169,200    3,945,744   32,000       746,240   201,200     4,691,984
                                                                         ----------             ----------              ----------
                                                                          8,355,185              3,374,174              11,729,359
                                                                         ----------             ----------              ----------
Electrical Equipment - 0.1%
    Celestica, Inc. *                                                                 10,550       138,205    10,550       138,205
    Emerson Electric Co.                                                              11,150       489,931    11,150       489,931
                                                                                                    ---------             ----------
                                                                                                      628,136                628,136
                                                                                                    ---------             ----------
Industrial Conglomerates - 2.5%
    3M Co.                                                        111,800  12,294,646    10,400     1,143,688   122,200   13,438,334
    General Electric Co.                                          597,299  14,723,420    60,060     1,480,479   657,359   16,203,899
    Tyco International, Ltd.                                       86,800   1,223,880    48,300       681,030   135,100    1,904,910
                                                                           ----------               ---------             ----------
                                                                           28,241,946               3,305,197             31,547,143
                                                                           ----------               ---------             ----------
Machinery - 0.8%
    Deere & Co.                                                   139,000   6,317,550    21,075       957,859   160,075    7,275,409
    Illinois Tool Works, Inc.                                      39,400   2,298,202                            39,400    2,298,202
                                                                           ----------               ---------             ----------
                                                                            8,615,752                 957,859              9,573,611
                                                                           ----------               ---------             ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
Road & Rail - 0.8%
    Burlington Northern Santa Fe Corp.                            256,600   6,137,872                           256,600    6,137,872
    CSX Corp.                                                                             8,525       224,889     8,525      224,889
    Norfolk Southern Corp.                                                               27,725       559,768    27,725      559,768
    Swift Transportation Co., Inc. *                              150,400   2,346,240                           150,400    2,346,240
    Union Pacific Corp.                                                                   6,900       399,303     6,900      399,303
                                                                           ----------               ---------             ----------
                                                                            8,484,112               1,183,960              9,668,072
                                                                           ----------               ---------             ----------
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.9%
    Brocade Communications Systems, Inc. *                                               26,275       197,851    26,275      197,851
    Cisco Systems, Inc. *                                         634,577   6,650,367   133,100     1,394,888   767,677    8,045,255
    Motorola, Inc.                                                                       83,750       852,575    83,750      852,575
    Nokia Corp., ADR                                              172,100   2,280,325                           172,100    2,280,325
                                                                           ----------               ---------             ----------
                                                                            8,930,692               2,445,314             11,376,006
                                                                           ----------               ---------             ----------
Computers & Peripherals -1.6X%
    Apple Computer, Inc. *                                                               41,100       595,950    41,100      595,950
    Dell Computer Corp. *                                         147,900   3,477,129    23,025       541,318   170,925    4,018,447
    EMC Corp. *                                                   180,099     823,053                           180,099      823,053
    Hewlett-Packard Co.                                            96,800   1,129,656                            96,800    1,129,656
    International Business Machines Corp.                         118,100   6,895,859    15,900       928,401   134,000    7,824,260
    Lexmark International Group, Inc., Class A *                  122,821   5,772,587                           122,821    5,772,587
                                                                           ----------               ---------             ----------
                                                                           18,098,284               2,065,669             20,163,953
                                                                           ----------               ---------             ----------
Electronic Equipment & Instruments - 0.2%
    Tech Data Corp. *                                                                     7,075       186,780     7,075      186,780
    Thermo Electron Corp. *                                       147,200   2,374,336    25,325       408,492   172,525    2,782,828
                                                                            2,374,336                 595,272              2,969,608
IT Consulting & Services - 0.5%
    Affiliated Computer Services, Inc., Class A *                 129,600   5,514,480    27,100     1,153,105   156,700    6,667,585
                                                                           ----------               ---------             ----------

Semiconductor Equipment & Products - 1.6%
    Altera Corp. *                                                206,600   1,791,222                           206,600    1,791,222
    Analog Devices, Inc. *                                                               41,629       820,091    41,629      820,091
    Applied Materials, Inc. *                                     146,200   1,688,610    21,508       248,417   167,708    1,937,027
    Intel Corp.                                                   515,015   7,153,558    21,575       299,677   536,590    7,453,235
    KLA-Tencor Corp. *                                             20,876     583,275                            20,876      583,275
    Microchip Technology, Inc. *                                   31,673     647,713                            31,673      647,713
    Texas Instruments, Inc.                                       397,767   5,875,019    45,854       677,264   443,621    6,552,283
                                                                           ----------               ---------             ----------
                                                                           17,739,397               2,045,449             19,784,846
                                                                           ----------               ---------             ----------
Software - 2.4%
    Microsoft Corp. *                                             488,725  21,376,831    46,850     2,049,219   535,575   23,426,050
    Oracle Corp. *                                                611,800   4,808,748                           611,800    4,808,748
    Veritas Software Corp. *                                      130,553   1,920,435                           130,553    1,920,435
                                                                           ----------               ---------             ----------
                                                                           28,106,014               2,049,219             30,155,233
                                                                           ----------               ---------             ----------
MATERIALS - 1.2%
Chemicals - 0.9%
    E.I. du Pont de Nemours & Co.                                  28,624   1,032,468                            28,624    1,032,468
    PPG Industries, Inc.                                           81,700   3,651,990     9,450       422,415    91,150    4,074,405
    Praxair, Inc.                                                 113,292   5,790,354                           113,292    5,790,354
    Rohm & Haas Co.                                                28,900     895,900                            28,900      895,900
                                                                           ----------               ---------             ----------
                                                                           11,370,712                 422,415             11,793,127
                                                                           ----------               ---------             ----------
Containers & Packaging - 0.1%
    Ball Corp.                                                                           11,275       568,147    11,275      568,147
    Pactiv Corp. *                                                                       20,575       338,459    20,575      338,459
                                                                                                    ---------             ----------
                                                                                                      906,606                906,606
                                                                                                    ---------             ----------
Metals & Mining - 0.1%
    Alcoa, Inc.                                                    34,019     656,566    22,459       433,459    56,478    1,090,025
                                                                   ------     -------    ------       -------    ------    ---------
Paper & Forest Products - 0.1%
    International Paper Co.                                                              31,750     1,060,132    31,750    1,060,132
    MeadWestvaco Corp.                                                                   13,100       251,651    13,100      251,651
                                                                                                    ---------             ----------
                                                                                                    1,311,783              1,311,783
                                                                                                    ---------             ----------
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
    ALLTEL Corp.                                                                         12,925       518,680    12,925      518,680
    AT&T Corp.                                                    207,600   2,493,276    33,475       402,035   241,075    2,895,311
    BellSouth Corp.                                               162,600   2,985,336                           162,600    2,985,336
    Centurytel, Inc.                                                                     28,225       633,087    28,225      633,087
    L-3 Communications Holdings, Inc. *                           162,110   8,543,197     5,200       274,040   167,310    8,817,237
    SBC Communications, Inc.                                      133,300   2,679,330    29,000       582,900   162,300    3,262,230
    Verizon Communications, Inc.                                  239,889   6,582,554    30,550       838,292   270,439    7,420,846
                                                                           ----------               ---------             ----------
                                                                           23,283,693               3,249,034             26,532,727
                                                                           ----------               ---------             ----------

                                                                                            Evergreen
                                                                    Evergreen                 Select           Evergreen Balanced
                                                                  Balanced Fund            Balanced Fund         Fund Pro Forma
====================================================================================================================================
                                                               Shares                 Shares                    Shares
====================================================================================================================================
UTILITIES - 0.3%
Electric Utilities - 0.3%
    Duke Energy Corp.                                 52,258      1,021,644       13,925        272,234       66,183      1,293,878
    FPL Group, Inc.                                                               13,000        699,400       13,000        699,400
    Public Service Enterprise Group, Inc.                                         10,950        333,975       10,950        333,975
    Scana Corp.                                                                   20,925        544,468       20,925        544,468
    Southern Co.                                                                  17,185        494,584       17,185        494,584
                                                              -------------              --------------               -------------
                                                                  1,021,644                   2,344,661                   3,366,305
                                                              -------------              --------------               -------------
         Toal Common Stocks                                     596,137,745                  92,908,256                 689,046,001
                                                              -------------              --------------               -------------
MUTUAL FUND SHARES - 0.3%
    Blackrock Advantage Term Trust                    30,600        367,506                                   30,600        367,506
    Blackrock Strategic Term Trust                   222,900      2,211,168                                  222,900      2,211,168
    Target Term Trust                                 44,000        644,160                                   44,000        644,160
    TCW / DW Term Trust 2002                          12,500        133,500                                   12,500        133,500
    TCW / DW Term Trust 2003                         124,800      1,347,840                                  124,800      1,347,840
                                                              -------------                                           -------------
         Total Mutual Fund Shares                                 4,704,174                                               4,704,174
                                                              -------------                                           -------------
SHORT-INVESTMENTS - 3.3%
Mutual Fund Shares - 3.4%
    Evergreen Institutional Money Market Fund @                               21,788,877     21,788,877   21,788,877     21,788,877
    Evergreen Institutional U.S. Government
    Money Market Fund @++                         20,161,670     20,161,670                               20,161,670     20,161,670
                                                              -------------              --------------               -------------
         Total Mutual Fund Shares                                20,161,670                  21,788,877                  41,950,547
                                                              -------------              --------------               -------------

====================================================================================================================================
    Total Investments (cost $1,146,790,275,
    $201,384,739 and $1,348,175,014,
    respectively) - 101.6%                                    1,068,189,332               1,191,013,485               1,259,202,817
    Other Assets and Liabilities - (1.6%)                       (12,287,710)                 (7,461,790)                (19,749,500)
                                                              -------------              --------------               -------------
    Net Assets - 100.0%                                       1,055,901,622                 183,551,695               1,239,453,317
                                                              =============              ==============               =============

144A Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*     Non-income producing security

@ The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

+ No market quotation available. Valued at fair value as determined in good faith under procedures.

++ All or a portion of the principal amount of this security was pledged as collateral for open mortage dollar roll agreements.

+++ All or a portion of this security was acquired under mortgage dollar roll agreements.

#     When-issued security

## All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:

ADR   American Depository Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
REIT  Real Estate Investment Trust
TBA   To Be Announced

During the period ended September 30, 2002, the funds entered into dollar roll transactions. At September 30, 2002, the funds had the following dollar roll agreements outstanding:

Dollar Roll                  Amount Counterparty                 Settlement Date
--------------------------------------------------------------------------------
$9,698,224                     USB Warburg LLC                      10/15/2002
 1,847,667                     USB Warburg LLC                      10/15/2002

See Notes to Pro Forma Combining Financial Statements

Evergreen Balanced Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
September 30, 2002

                                                                   Evergreen
                                                                    Balanced     Evergreen Select                 Evergreen Balanced
                                                                      Fund        Balanced Fund     Adjustments     Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------------------
Assets
Identified cost of securities                                   $ 1,146,790,275    $ 201,384,739                   $ 1,348,175,014
Net unrealized losses on securities                                 (78,600,943)     (10,371,254)                      (88,972,197)
------------------------------------------------------------------------------------------------------------------------------------
Market value of securities                                        1,068,189,332      191,013,485                     1,259,202,817
Cash                                                                          0            3,687                             3,687
Receivables for securities sold                                      15,659,407       12,211,660                        27,871,067
Receivable for Fund shares sold                                         355,347            1,219                           356,566
Dividends and interest receivable                                     5,797,311          972,054                         6,769,365
Prepaid expenses and other assets                                       173,583           10,415                           183,998
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                 1,090,174,980      204,212,520                     1,294,387,500
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Distributions payable                                                         0          229,774                           229,774
Payable for securities purchased                                     22,803,952       18,191,904                        40,995,856
Payable for Fund shares redeemed                                      1,527,144          357,373                         1,884,517
Payable for open mortgage dollar rolls                                9,656,148        1,839,336                        11,495,484
Deferred mortgage dollar roll income                                     40,606            3,886                            44,492
Advisory fee payable                                                     13,179            2,638                            15,817
Distribution Plan expenses payable                                        8,271                8                             8,279
Due to other related parties                                              2,919              507                             3,426
Accrued expenses and other liabilities                                  221,139           35,399                           256,538
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                               34,273,358       20,660,825                        54,934,183
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                      $ 1,055,901,622    $ 183,551,695                   $ 1,239,453,317
====================================================================================================================================
Net assets represented by
Paid-in capital                                                 $ 1,203,128,871    $ 330,758,746                   $ 1,533,887,617
Undistributed net investment income                                     210,649          204,760                           415,409
Accumulated net realized losses on securities, futures
contracts and foreign currency related transactions                 (68,836,955)    (137,040,557)                     (205,877,512)
Net unrealized losses on securities                                 (78,600,943)     (10,371,254)                      (88,972,197)
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $ 1,055,901,622    $ 183,551,695                   $ 1,239,453,317
====================================================================================================================================
Class A Shares
Net assets                                                      $   715,942,541                     $1,140,953 a     $ 717,083,494
Shares of beneficial interest outstanding                           104,930,516                        167,222 a       105,097,738
Net asset value                                                                                                    $          6.82
Maximum offering price (based on sales charge 5.75%)            $          6.82                                    $          7.24
                                                                $          7.24
Class B Shares
Net assets                                                      $   107,987,049                                      $ 107,987,049
Shares of beneficial interest outstanding                            15,831,814                                         15,831,814
Net asset value                                                 $          6.82                                    $          6.82

Class C Shares
Net assets                                                      $    10,481,054                                      $  10,481,054
Shares of beneficial interest outstanding                             1,532,952                                          1,532,952
Net asset value                                                 $          6.84                                    $          6.84

Class I Shares
Net assets                                                      $   221,490,978    $ 182,410,742                   $   403,901,720
Shares of beneficial interest outstanding                            32,587,111       20,183,424     6,654,071 a        59,424,606
Net asset value                                                 $          6.80    $        9.04                   $          6.80

Class IS Shares
Net assets                                                                         $   1,140,953    (1,440,953)a   $             0
Shares of beneficial interest outstanding                                                125,512      (125,512)a                --
Net asset value                                                                    $        9.09                   $          0.00

(a) Reflects the impact of converting shares of the target fund into shares of the surviving fund.

              See Notes to Pro Forma Combining Financial Statements

Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended September 30, 2002

                                                                     Evergreen     Evergreen Select               Evergreen Balanced
                                                                   Balanced Fund     Balanced Fund   Adjustments    Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends (net of foreign witholding taxes of $2,160
and $9,318, respectively)                                           $  7,215,743      $  4,085,380                  $  11,301,123
Interest                                                              26,035,361        12,726,189                     38,761,550
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                               33,251,104        16,811,569                     50,062,673
------------------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                           3,972,385         2,770,644   (1,317,578)a       5,425,451
Distribution Plan expenses                                             3,638,382             3,087                      3,641,469
Transfer agent fee                                                     2,156,974           495,569                      2,652,543
Administrative services fees                                           1,059,096           532,816                      1,591,912
Custodian fee                                                            254,566           108,704                        363,270
Printing and postage expenses                                             72,786            16,687      (21,789)a          67,684
Registration and filing fees                                             112,008            16,771       (7,473)b         121,306
Professional fees                                                         35,694            14,954      (12,848)b          37,800
Trustees' fees and expenses                                               33,181            14,734                         47,915
Other                                                                     16,047            16,606      (16,606)b          16,047
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        11,351,119         3,990,572   (1,376,294)        13,965,397
Less: Expense reductions                                                 (12,828)          (13,381)                       (26,209)
       Fee waivers                                                             0          (313,411)     313,411 c               0
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          11,338,291         3,663,780   (1,062,883)       13,939,188
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 21,912,813        13,147,789    1,062,883         36,123,485
====================================================================================================================================
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions
Net realized losses on:
   Securities                                                        (16,687,544)      (59,970,827)                   (76,658,371)
   Futures contracts                                                           0        (5,621,944)                    (5,621,944)
   Foreign currency related transactions                                     (53)              (49)                          (102)
------------------------------------------------------------------------------------------------------------------------------------
Net realized losses on securities, futures contracts and
foreign currency related transactions                                (16,687,597)      (65,592,820)                   (82,280,417)
Net change in unrealized gains or losses on securities               (73,023,218)         (439,197)                   (73,462,415)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions          (89,710,815)      (66,032,017)                  (155,742,832)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                ($67,798,002)     ($52,884,228)  $1,062,883     ($119,619,347)
====================================================================================================================================

a Reflects a decrease based on the combined asset level of the surviving fund.

b Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

c     Reflects an adjustment for fee waivers necessary for the surviving fund.

              See Notes to Pro Forma Combining Financial Statements

Evergreen Balanced Fund
Notes to Pro Forma Combining Financial Statements (unaudited)
September 30, 2002

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Balance Fund ("Balanced Fund") and Evergreen Select Balanced Fund ("Select Balanced Fund") at September 30, 2002, and for the periods then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Select Balanced Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Select Balanced Fund by Balanced Fund, in exchange for Class I and Class A shares of Balanced Fund. Thereafter, there will be a distribution of Class I and Class A shares of Balanced Fund to the Class I and Class IS shareholders of Select Balanced Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Select Balanced Fund will become the owners of that number of full and fractional Class I and Class A shares of Balanced Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Select Balanced Fund as of the close of business immediately prior to the date that Select Balanced Fund net assets are exchanged for Class I and Class A shares of Balanced Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Select Balanced Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Balanced Fund. As of September 30, 2002, securities held by Select Balanced Fund would comply with the compliance guidelines and investment restrictions of Balanced Fund

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class I and Class A shares of Balanced Fund which would have been issued at September 30, 2002 in connection with the proposed Reorganization. Class I and Class IS shareholders of Select Balanced Fund would receive Class I and Class A shares, respectively, of Balanced Fund based on conversion ratios determined on September 30, 2002. The conversion ratios are calculated by dividing the net asset value per share of Class I and Class IS of Select Balanced Fund by the net asset value per share of Class I and Class A, respectively, of Balanced Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of the Balanced Fund for the twelve months ended September 30, 2002 and to the average net assets of the Select Balanced Fund for the twelve months ended September 30, 2002. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                       SUPPLEMENT TO THE PROSPECTUSES AND
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                         EVERGREEN DOMESTIC GROWTH FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                           (collectively, the "Funds")

All shares purchased on or after November 1, 2002 will be subject to the following revised Class B disclosures.

         The paragraph describing Class B shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                              Maximum Deferred
Time Held                                                      Sales Charge
Month of Purchase + First 12 Month Period                              5.00%
Month of Purchase + Second 12 Month Period                             4.00%
Month of Purchase + Third 12 Month Period                              3.00%
Month of Purchase + Fourth 12 Month Period                             3.00%
Month of Purchase + Fifth 12 Month Period                              2.00%
Month of Purchase + Sixth 12 Month Period                              1.00%
Thereafter                                                             0.00%
After 8 years                                            Converts to Class A
Dealer Allowance                                                       4.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Under each Fund's "Example of Fund Expenses," the Class B share example numbers assuming no redemption at the end of ten years are revised as follows:

Example of Fund Expenses

        ------------------------------------------ ------------ ----------------------------------------- ------------
        Aggressive Growth Fund                     $2,144       New Jersey Municipal Bond Fund            $1,666
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Asset Allocation Fund                      $1,930       Omega Fund                                $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Balanced Fund                              $1,831       Pennsylvania Municipal Bond Fund          $1,463
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Blue Chip Fund                             $2,113       Precious Metals Fund                      $2,822
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Capital Growth Fund                        $2,365       Premier 20 Fund                           $2,601
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Connecticut Municipal Bond Fund            $1,810       Select Strategic Growth Fund              $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Core Bond Fund                             $1,576       Short-Intermediate Municipal Bond Fund    $1,647
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Diversified Bond Fund                      $2,005       Small Cap Value Fund                      $2,479
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Growth Fund                       $1,919       Special Equity Fund                       $2,407
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Markets Growth Fund               $3,237       Special Values Fund                       $2,100
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Income Fund                         $2,166       Stock Selector Fund                       $1,962
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Index Fund                          $1,777       Strategic Income Fund                     $2,113
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Evergreen Fund                             $2,376       Strategic Value Fund                      $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Foundation Fund                            $2,229       Tax Strategic Equity Fund                 $2,611
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Leaders Fund                        $2,652       Tax Strategic Foundation Fund             $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Opportunities Fund                  $2,672       Technology Fund                           $3,406
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth Fund                                $2,229       U.S. Government Fund                      $1,821
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth and Income Fund                     $2,376       U.S. Government Money Market Fund         $1,878
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Health Care Fund                           $2,851       Utility and Telecommunications Fund       $2,187
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Grade Municipal Bond Fund             $1,853       Value Fund                                $1,951
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Income Municipal Bond Fund            $1,842
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Yield Bond Fund                       $2,091
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        International Growth Fund                  $2,048
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Large Company Growth Fund                  $1,875
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Masters Fund                               $2,530
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Money Market Fund                          $1,668
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Municipal Bond Fund                        $1,688
        ------------------------------------------ ------------ ----------------------------------------- ------------

         The section of the Funds' SAI entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         In addition, the section of the Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class B Shares

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

November 1, 2002

         All shares purchased on or after January 2, 2003 will be subject to the following revised Class C disclosures. Purchases made prior to January 2, 2003 are subject to the sales charge stated in the prospectus.

         The shareholder fees for Class C shares have been revised in the "Shareholder Fees" table under the section entitled "EXPENSES" of each Fund's prospectus as follows:

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction
Expenses                     Class C

Maximum sales charge          1.00%
a % of offering price)

Maximum deferred sales        1.00%
Charge (as a % of either
the redemption amount or
initial investment,
whichever is lower)

     Each Fund's "Example of Fund Expenses" for Class C shares is revised to include the new sales charges as follows:

Example of Fund Expenses

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period
----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Adjustable Rate Fund                $246             $346              $554       $884           $1,818
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Aggressive Growth Fund              $302             $402              $724       $1,172         $2,414
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Balanced Fund                       $273             $373              $636       $1,024         $2,110
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Blue Chip Fund                      $313             $413              $757       $1,228         $2,527
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Capital Growth Fund                 $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Connecticut Municipal Bond Fund     $271             $371              $630       $1,014         $2,089
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Core Bond Fund                      $250             $350              $566       $905           $1,862
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Diversified Bond Fund               $289             $389              $685       $1,106         $2,279
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Growth Fund                $281             $381              $661       $1,065         $2,195
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Markets Growth Fund        $410             $510              $1,047     $1,709         $3,477
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Income Fund                  $309             $409              $745       $1,207         $2,486
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Index Fund                   $233             $333              $596       $983           $2,067
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Evergreen Fund                      $324             $424              $790       $1,283         $2,639
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Foundation Fund                     $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Leaders Fund                 $351             $451              $871       $1,417         $2,907
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Opportunities Fund           $353             $453              $877       $1,427         $2,927
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth Fund                         $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth and Income Fund              $330             $430              $808       $1,313         $2,699
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Health Care Fund                    $370             $470              $930       $1,515         $3,101
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Grade Municipal Bond Fund      $275             $375              $643       $1,034         $2,131
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Income Municipal Bond Fund     $274             $374              $639       $1,029         $2,121
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Yield Bond Fund                $297             $397              $709       $1,147         $2,362
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
International Growth Fund           $293             $393              $697       $1,126         $2,321
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Large Company Growth Fund           $277             $377              $649       $1,045         $2,152
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Limited Duration Fund               $239             $339              $533       $848           $1,741
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Masters Fund                        $339             $439              $835       $1,358         $2,789
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Money Market Fund                   $257             $357              $588       $941           $1,938
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Municipal Bond Fund                 $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
New Jersey Municipal Bond Fund      $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit California Municipal Bond     $264             $364              $609       $978           $2,013
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit Emerging Markets Bond Fund    $320             $420              $778       $1,263         $2,598
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit National Municipal Bond Fund  $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit New York Municipal Bond Fund  $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Omega Fund                          $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Pennsylvania Municipal Bond Fund    $240             $340              $536       $853           $1,752
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Precious Metals Fund                $367             $467              $921       $1,501         $3,073
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Premier 20 Fund                     $346             $446              $856       $1,392         $2,858
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Select Strategic Growth Fund        $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short Intermediate Bond Fund        $258             $358              $593       $951           $1,959
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short-Intermediate Municipal Bond   $260             $360              $597       $957           $1,970
Fund
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Small Cap Value Fund                $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period

----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Equity Fund                 $327             $427              $799       $1,298         $2,669
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Values Fund                 $296             $396              $714       $1,158         $2,390
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Stock Selector Fund                 $285             $385              $673       $1,086         $2,237
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Income Fund               $299             $399              $715       $1,157         $2,383
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Value Fund                $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Equity Fund           $347             $447              $859       $1,397         $2,868
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Foundation Fund       $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Technology Fund                     $428             $528              $1,100     $1,795         $3,641
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Fund                $272             $372              $633       $1,019         $2,099
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Money Market Fund   $276             $376              $646        $1,039        $2,142
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Utility and Telecommunications      $306             $406              $736        $1,192        $2,455
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Value Fund                          $287             $387              $679       $1,096         $2,258
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

     The paragraph describing Class C shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00% and your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The front-end sales charge is deducted from your investment before it is invested. The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                                Maximum Deferred
Time Held                                                        Sales Charge
Month of Purchase + First 12 Month Period                            1.00%
Thereafter                                                           0.00%
Dealer Allowance                                                     2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

     In addition, the section of each Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

         REDEMPTION TIME                                            CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase                       1.00%
         Thereafter                                                   0.00%


January 2, 2003                                                    564829 (1/03)

                             EVERGREEN EQUITY TRUST
                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                 (800) 343-2898

                                 BALANCED FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2002

                    Evergreen Balanced Fund ("Balanced Fund")
                  Evergreen Foundation Fund ("Foundation Fund")
             Evergreen Select Balanced Fund ("Select Balanced Fund")
    Evergreen Tax Strategic Foundation Fund ("Tax Strategic Foundation Fund")

                     (Each a "Fund"; together, the "Funds")

                 Each Fund is a series of an open-end management
                  investment company known as either Evergreen
                  Equity Trust or Evergreen Select Equity Trust
                                (each a "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectuses dated August 1, 2002 for the Fund (s) in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A, Class B, Class C and Class I shares of each Fund, except for Select Balanced Fund which offers Class I only and one offering Class IS shares of Select Balanced Fund. You may obtain a copy of each prospectus without charge by calling
     (800) 343-2898 or downloading them off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated March 31, 2002. You may obtain a copy of an Annual Report without charge by calling (800) 343-2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS
PART 1

TRUST HISTORY......................................................1-1
INVESTMENT POLICIES................................................1-1
OTHER SECURITIES AND PRACTICES.....................................1-3
PRINCIPAL HOLDERS OF FUND SHARES...................................1-3
EXPENSES...........................................................1-7
PERFORMANCE.......................................................1-13
COMPUTATION OF CLASS A OFFERING PRICE ........................... 1-15
SERVICE PROVIDERS.................................................1-15
FINANCIAL STATEMENTS..............................................1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES......2-1
PURCHASE AND REDEMPTION OF SHARES.................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS...............................2-20
PRICING OF SHARES.................................................2-22
PERFORMANCE CALCULATIONS..........................................2-23
PRINCIPAL UNDERWRITER.............................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1............................2-27
TAX INFORMATION...................................................2-31
BROKERAGE.........................................................2-33
ORGANIZATION......................................................2-35
INVESTMENT ADVISORY AGREEMENT.....................................2-35
MANAGEMENT OF THE TRUST...........................................2-37
CORPORATE AND MUNICIPAL BOND RATINGS..............................2-43
ADDITIONAL INFORMATION............................................2-52

                                      1-17

                                     PART 1

                                  TRUST HISTORY

     Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund are each diversified series of Evergreen Equity Trust. Evergreen Select Balanced Fund is a diversified series of Evergreen Select Equity Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

     The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

         9. Investment in Federally Tax Exempt Securities (Tax Strategic Foundation Fund)

         The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless noted otherwise:

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar Roll Transactions (applicable to Balanced Fund, Foundation Fund and Select Balanced Fund)
Securities  Lending
Convertible  Securities
Options and Futures Transactions
Foreign Securities (applicable to Balanced Fund and Select Balanced Fund) Foreign Currency Transactions (applicable to Balanced Fund and Select
Balanced Fund)
High Yield, High Risk Bonds (applicable to Balanced Fund and Select
Balanced Fund)
Illiquid and Restricted Securities
Investment in Other Investment Companies
Municipal Securities (applicable to Tax Strategic Foundation Fund only)
Stand-By Commitments (applicable to Tax Strategic Foundation Fund only) Obligations of Foreign Branches of United States Banks
Obligations of United  States  Branches  of Foreign  Banks
Mortgage-Backed or Asset-Backed Securities (applicable to Balanced Fund, Foundation Fund and Select Balanced Fund)
Variable or Floating Rate Instruments (not applicable to Balanced Fund or Select Balanced Fund)
Real Estate Investment  Trusts
Zero Coupon Stripped  Bonds (applicable to Select Balanced Fund)
Warrants (applicable to Select  Balanced Fund)
Preferred Stocks (applicable to Select Balanced Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

     As of June 28, 2002, the officers and Trustees of each Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of June 28, 2002.

                ================================================================
                Balanced Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Balanced Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Union Bank Tr Nominee                                6.59%
                FBO Oregon Laborers DBPP
                P.O. Box 85484
                San Diego, CA 92186-5484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Balanced Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Balanced Fund Class I
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank BK/EB/INT                  53.19%
                Cash/Reinvest Acct
                NC Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor, CMG-1151
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank                            17.50%
                Trust Accounts
                301 S. Tryon Street, CMG-1151
                Charlotte, NC 28202
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank                            11.29%
                Trust Accounts
                301 S. Tryon Street, 11th Floor, CMG-1151
                Charlotte, NC 28202
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Byrd & Co.                                           8.10%
                123 S. Broad Street, #PA4903
                Philadelphia, PA 19109-1029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Byrd & Co.                                           6.00%
                123 S. Broad Street, #PA4903
                Philadelphia, PA 19109-1029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund Class I
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                First Union National Bank                            25.59%
                401K Accounts
                1525 West WT Harris Blvd.
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Fleet National Bank                                  8.80%
                ING/Fleet Non-Dis Dir Trustee Agreement
                ING National Trust 403(b) Account
                Central Valuation Unit
                c/o Gordon Elrod
                151 Farmington AVe.
                Hartford, CT 06156-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                ING Life Insurance & Annuity Co.                     7.97%
                Central Valuation Unit
                Attn: Jackie Johnson-Conveyor
                151 Farmington Ave.
                Hartford, CT 06156-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Charles Schwab & Co. Inc.                            6.89%
                Special Custody Account FBO
                Exclusive Benefit of Customers
                Reinvest Account
                Attn: Mutual Fund
                101 Montgomery Street
                San Francisco, CA 94104-4122
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Stratevest & Co.                                     5.98%
                P.O. Box 2499
                Brattleboro, VT 05303-2499
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank/EB/INT                     5.40%
                Cash Account
                Trust Accounts
                1525 West Wt Harris Boulevard
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Select Balanced Fund Class I
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                First Union National Bank                            83.92%
                401k Accounts
                1525 West Wt Harris Boulevard
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank BK/EB/INT                  14.15%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor, CMG-1151
                Charlotte, NC 28202-1934
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Select Balanced Fund Class IS
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                First Clearing Corporation                           20.49%
                Lindon Trust
                8425 Hayden Lane
                Annandale, VA 22003-1127
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Clearing Corporation                           13.23%
                FBO Cassandra Reed Abrams
                201 S. College Street
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union National Bank                            10.37%
                Trust Accounts
                401 S. Tryon Street, 3rd Floor
                Charlotte, NC 28202-1934
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Clearing Corporation                           9.77%
                FBO Martha L. Haines Realty Trust
                201 S. College Street
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Clearing Corporation                           9.24%
                FBO George Bull
                201 S. College Street
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                A.G. Edwards & Sons Inc.                            7.53%
                FBO Barbara S. Taylor
                Separate Property
                One North Jefferson
                St. Louis, MO 63103-2287
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Patricia McIntire Trustee                             6.75%
                Patricia McIntire Revocable Trust
                9 Hickory Lane
                Darien, CT 06820-3211
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Virginia L. T. Gardner                               5.28%
                2014 Garden Street
                Santa Barbara, CA 93105-5105
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Stephen C. Twining                                   5.01%
                11693 San Vicenete Boulevard. #131
                Los Angeles, CA 90049-5105
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Tax Strategic Foundation Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                                                                     None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Tax Strategic Foundation Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                MLPF&S for the Sole Benefit                          10.45%
                of its Customers
                Attn: Fund Administration #97H99
                4800 Deer Lake Dr. E., 2nd Floor.
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Tax Strategic Foundation Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                MLPF&S for the Sole Benefit                          15.56%
                of its Customers
                Attn: Fund Administration #97JA8
                4800 Deer Lake Dr. E., 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Tax Strategic Foundation Fund Class I
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                First Union National Bank/EB/INT                     21.71%
                Cash Account
                Trust Accounts
                1525 West Wt Harris Boulevard
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nola Maddox Falcone                                  19.81%
                70 Drake Road
                Scarsdale, NY 10583-6447
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Charles Schwab & Co. Inc.                            5.76%
                Special Custody Account
                FBO Exclusive Benefit of Customers
                Reinvest Account
                Attn: Mutual Fund
                101 Montgomery Street
                San Francisco, CA 94104-4122
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Marilyn Birnbaum                                     5.61%
                620 Guard Hill Road
                Bedford, NY 10506-1041
                ==================================================== ===========


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Bank, N.A., is the investment advisor to the Funds. Wachovia Bank, N.A., located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (Wachovia), formerly First Union Corporation. Prior to May 11, 2001, the investment advisor for Foundation Fund, Select Balanced Fund and Tax Strategic Foundation Fund was Evergreen Asset Management Corp. Tattersall Advisory Group, Inc. (TAG) acts as sub-advisor for the fixed income portion of Balanced Fund, Foundation Fund and Select Balanced Fund. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Balanced Fund an annual fee based on 1.5% of gross dividend and interest income plus a percentage of the Fund's average daily net assets as follows:

           ========================================= ======================

                   Average Daily Net Assets                   Fee
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      First $100 million                     0.51%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $100 million                      0.46%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $100 million                      0.41%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $100 million                      0.36%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $100 million                      0.31%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $500 million                      0.26%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                       Over $1 billion                       0.21%
           ========================================= ======================

         EIMC is entitled to receive from Foundation Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                  Average Daily Net Assets                  Fee
                  ================================== =================
                  ================================== =================
                         First $750 million               0.725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million              0. 600%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.550%
                  ---------------------------------- =================

         EIMC is entitled to receive from Select Balanced Fund an annual fee equal to 0.52% of the average daily net assets of the Fund. For the year ended March 31, 2002, EIMC voluntarily agreed to reduce or waive a portion of its fee equal to 0.08%, resulting in a net advisory fee of 0.44%. EIMC may change or stop this waiver at any time.

         EIMC is entitled to receive from Tax Strategic Foundation Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets           Fee
                  ================================== =================
                  ================================== =================
                         First $200 million              0. 750%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million              0. 725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $600 million              0. 650%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.600%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid or accrued by each Fund for the last three fiscal years.

=================================================================================================================
                                                                    Advisory Fees         Advisory Fees Waived
Fund/Fiscal Year or Period                                               Paid
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended March 31, 2002

-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         $4,041,940                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                      $16,061,947                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund (a)                                              $1,877,825                $292,367
-----------------------------------------------------------------------------------------------------------------
Tax Strategic Foundation Fund                                         $1,637,105                   $0
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended March 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         $4,919,700                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                      $21,021,088                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund (b)                                              $2,797,975                $538,072
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tax Strategic Foundation Fund                                         $2,226,752                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended March 31, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         $6,617,566                   $0
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                      $23,444,313                   $0
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund (c)                                              $3,639,055                $523,595
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tax Strategic Foundation Fund                                         $3,209,748                   $0
-----------------------------------------------------------------------------------------------------------------

(a) For the nine months ended March 31, 2002. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2002.
(b)  For the year ended June 30, 2001.
(c)  For the year ended June 30, 2000.

Sub-Advisory Fees Paid

         EIMC has entered into a sub-advisory agreement with Tattersall Advisory Group, Inc. (TAG), a wholly owned subsidiary of Wachovia. TAG manages the fixed income portion of the Balanced Fund, Foundation Fund and Select Balanced Fund. EIMC will pay TAG a fee at the annual rate of 0.18% of average daily net assets of the Balanced Fund, a fee at the rate of 0.32% of average daily net assets of the Foundation Fund and a fee at the rate of 0.22% of average daily net assets of the Select Balanced Fund.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to First Union Securities, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp., and to Wachovia Securities, Inc. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

============================================ ================= ================ ==========================
                                                                                 Total Paid to Wachovia
        Fund/Fiscal Year or Period            Total Paid to     Total Paid to       Securities, Inc.
                                               All Brokers          FUSI
-------------------------------------------------------------- -------------------------------------------
Fiscal Year or Period ended March 31, 2002
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Balanced Fund                      $2,150,846        $711,417         $14,000
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Foundation Fund                    $4,782,780         $1,991,300      $1,670
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Select Balanced Fund (a)           $621,459          $51,639          $2,087
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Tax Strategic Foundation Fund      $114,390           $14,701           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------------------------- -------------------------------------------
Fiscal Year or Period ended March 31, 2001
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Balanced Fund                      $1,976,997        $14,875          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Foundation Fund                    $4,523,501         $4,945          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Select Balanced Fund (b)           $898,610          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Tax Strategic Foundation Fund      $111,539          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------------------------- -------------------------------------------
Fiscal Year or Period ended March 31, 2000
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Balanced Fund                      $1,599,246        $1,500           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Foundation Fund                    $3,440,332        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Select Balanced Fund (c)           $1,696,644        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Tax Strategic Foundation Fund      $274,640          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------

(a) For the nine months ended March 31, 2002. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2002.
(b)      For the year ended June 30, 2001.
(c)      For the year ended June 30, 2000.

         Below are the brokerage commissions paid by the Funds to Lieber and Company, an affiliated broker-dealer for the Evergreen funds until September 2000, for the fiscal years or periods ended March 2001 and 2000.

============================================================ ===============================
Fund/Fiscal Year or Period                                  Total Paid to Lieber
------------------------------------------------------------ -------------------------------
--------------------------------------------------------------------------------------------
Year or Period Ended March 31, 2001
--------------------------------------------------------------------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Balanced Fund                                      $0
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Foundation Fund                                    $32,213
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Select Balanced Fund (a)                           $0
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Tax Strategic Foundation Fund                      $4,301
------------------------------------------------------------ -------------------------------
--------------------------------------------------------------------------------------------
Year or Period Ended March 31, 2000
--------------------------------------------------------------------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Balanced Fund                                      $0
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Foundation Fund                                    $695,894
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Select Balanced Fund (b)                           $0
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Tax Strategic Foundation Fund                      $118,860
============================================================ ===============================

(a)      For the year ended June 30, 2001.
(b)      For the year ended June 30, 2000.

Percentage of Brokerage Commissions

          The table below shows, for the fiscal year ended March 31, 2002, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to FUSI and Wachovia Securities, Inc.; and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through FUSI and Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

============================================================================================================================
Fund                                          Percentage of      Percentage of       Percentage of       Percentage of
                                              Commissions to     Commissionable     Commissions to       Commissionable
                                                   FUSI           Transactions         Wachovia       Transactions through
                                                                  through FUSI     Securities, Inc.   Wachovia Securities,
                                                                                                              Inc.
============================================================================================================================
Balanced Fund                                     33.1%              16.4%               0.7%                 0.2%
============================================================================================================================
============================================================================================================================
Foundation Fund                                   41.6%              19.6%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Select Balanced Fund                               8.3%               3.5%               0.3%                 0.2%
============================================================================================================================
============================================================================================================================
Tax Strategic Foundation Fund                     12.9%              10.6%               0.0%                 0.0%
============================================================================================================================

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each applicable Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. Select Balanced Fund paid no underwriting commissions for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

======================================================== ========================== ==================
                                                            Total Underwriting        Underwriting
                                                                Commissions            Commissions
Fund/Fiscal Year                                                                        Retained
------------------------------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2002
------------------------------------------------------------------------------------------------------
-------------------------------------------------------- -------------------------- ------------------
Balanced Fund                                            $1,184,664                 $19,074
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Foundation Fund                                          $2,169,768                 $16,945
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Tax Strategic Foundation Fund                            $205,033                   $4,754
-------------------------------------------------------- -------------------------- ------------------
------------------------------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2001
------------------------------------------------------------------------------------------------------
-------------------------------------------------------- -------------------------- ------------------
Balanced Fund                                            $1,146,487                 $14,588
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Foundation Fund                                          $7,946,786                  $111,488
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Tax Strategic Foundation Fund                            $434,966                    $9,621
-------------------------------------------------------- -------------------------- ------------------
------------------------------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2000
------------------------------------------------------------------------------------------------------
-------------------------------------------------------- -------------------------- ------------------
Balanced Fund                                             $1,555,306                 $60,416
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Foundation Fund                                          $12,245,008                $145,391
-------------------------------------------------------- -------------------------- ------------------
-------------------------------------------------------- -------------------------- ------------------
Tax Strategic Foudation Fund                             $1,334,174                 $18,750
-------------------------------------------------------- -------------------------- ------------------

12b-1 Fees

         Below are the 12b-1 fees paid by each applicable Fund for the fiscal year ended March 31, 2002. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

============================ ================ ======================================= ========================================
Fund                             Class A                     Class B                                  Class C
---------------------------- ---------------- --------------------- ----------------- --------------------- ------------------
                             Service Fees     Distribution Fees     Service Fees      Distribution Fees     Service Fees
============================ ================ ===================== ================= ===================== ==================
Balanced Fund                  $2,185,543          $1,442,064           $480,688            $67,224              $22,408
---------------------------- ---------------- --------------------- ----------------- --------------------- ------------------
---------------------------- ---------------- --------------------- ----------------- --------------------- ------------------
Foundation Fund                $1,119,869          $8,387,462          $2,795,821          $1,593,318           $531,106
---------------------------- ---------------- --------------------- ----------------- --------------------- ------------------
---------------------------- ---------------- --------------------- ----------------- --------------------- ------------------
Tax Strategic Foundation        $126,655           $1,046,185           $348,729            $181,483             $60,494
Fund
============================ ================ ===================== ================= ===================== ==================

         Below are the 12b-1 service fees paid by Class IS shares of Select Balanced Fund for the fiscal period ended March 31, 2002. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

====================================================================
Fund                                      Class IS Shares
                                 -----------------------------------
                                 -----------------------------------
                                            Service Fees
--------------------------------------------------------------------
--------------------------------------------------------------------
Select Balanced Fund (a)         $2,848
--------------------------------------------------------------------

(a) For the nine months ended March 31, 2002. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2002.

Trustee Compensation

     Listed below is the Trustee compensation paid by the Trusts for the fiscal year ended March 31, 2002 and by the Trusts and the seven other trusts in the Evergreen fund complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

         ================================== ============================== ================================
                     Trustee                  Aggregate Compensation from     Total Compensation from the
                                            the Trusts for the fiscal year    Evergreen Fund Complex for the
                                                   ended 3/31/2002                    calendar
                                                                                year ended 12/31/2001*
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Laurence B. Ashkin**                          $2,167                          $40,250
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Charles A. Austin, III                         $5,040                           $93,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Arnold H. Dreyfuss**                           $2,317                           $43,250
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         K. Dun Gifford                                 $5,809                           $109,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         James S. Howell***                             $2,135                           $40,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Leroy Keith Jr.                                $5,046                           $92,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Gerald M. McDonnell                            $5,484                           $93,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Thomas McVerry                                 $5,046                           $93,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Louis W. Moelchert, Jr.                        $4,021                           $92,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         William Walt Pettit                            $5,068                           $93,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         David M. Richardson                            $5,068                           $93,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Russell A. Salton, III                         $5,521                           $103,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Michael S. Scofield                            $6,371                           $120,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Richard J. Shima                               $5,068                           $93,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Richard K. Wagoner                             $5,042                           $93,000
         ================================== ============================== ================================

                  *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

                           Austin           $55,800
                           Howell           $28,000
                           McVerry          $93,000
                           Moelchert        $92,000
                           Pettit           $93,500
                           Scofield         $39,375

                  **As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustee Emeriti.
                  ***As of January 1, 2000, James B. Howell retired and became Trustee Emeritus.
                  ****On January 2, 2001, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of March 31, 2002. The after-tax returns shown for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

======================= ==================== ===================== ==================== =====================
                                                                   Ten Years or Since
                                                                        Inception          Inception Date
      Fund/Class             One Year             Five Years          Date of Class           of Class
----------------------- -------------------- --------------------- -------------------- ---------------------
Balanced Fund (a)
----------------------- -------------------- --------------------- -------------------- ---------------------

Class A                       -4.84%                5.74%                 8.09%              1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                       -4.84%                6.07%                 8.37%              1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B+                      -5.40%                2.60%                 5.53%              1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B+                      -2.98%                4.24%                 6.03%              9/11/1935
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                       -1.75%                6.33%                 8.40%              1/22/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                        1.00%                7.17%                 8.82%              1/26/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Foundation Fund (b)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                       -6.96%                5.03%                 9.16%               1/3/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                       -6.83%                5.15%                 9.21%               1/3/1995
----------------------- -------------------- --------------------- -------------------- ---------------------

----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                       -3.92%                5.47%                9.19%                1/3/1995
---------------------- -------------------- --------------------- -------------------- ---------------------
Class I                       -1.01%                6.53%                10.00%               1/2/1990
======================= ==================== ===================== ==================== =====================
Class I+                      -1.79%                4.78%                 7.97%               1/2/1990
======================= ==================== ===================== ==================== =====================
(after taxes on distributions)
=============================================================================================================
Class I+                      -0.63%                4.95%                 7.58%               1/2/1990
======================= ==================== ===================== ==================== =====================
(after taxes on distributions and sale of Fund shares)
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
Select Balanced Fund (c)
-------------------------------------------------------------------------------------------------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                        2.51%                 6.60%                8.89%               1/22/1998
======================= ===================== ==================== ===================== ====================
----------------------- --------------------- -------------------- --------------------- --------------------
Class I+                       1.53%                 3.37%                5.91%               1/22/1998
======================= ===================== ==================== ===================== ====================
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
=============================================================================================================
----------------------- --------------------- -------------------- --------------------- --------------------
Class I+                       1.35%                 4.23%                6.10%               1/22/1998
======================= ===================== ==================== ===================== ====================
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
=============================================================================================================
----------------------- --------------------- -------------------- --------------------- --------------------
Class IS                       2.21%                 6.44%                8.80%               4/9/1998
======================= ===================== ==================== ===================== ====================
-------------------------------------------------------------------------------------------------------------
Tax Strategic Foundation Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                       -5.19%                3.18%                 7.61%              1/17/1995
======================= ==================== ===================== ==================== =====================
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                       -5.13%                3.27%                 7.70%              1/6/1995
======================= ==================== ===================== ==================== =====================
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                       -2.18%                3.64%                 7.70%              3/3/1995
======================= ==================== ===================== ==================== =====================
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                        0.82%                4.68%                 8.62%              11/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I+                       0.63%                4.40%                 7.97%              11/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I+                      1.29%                4.09%                 7.24%              11/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
=============================================================================================================

(a) Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Classes A and I would have been higher.

(b) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(c) Historical performance for Class I shares prior to its inception is based on the performance of the Class Y shares of Evergreen Balanced Fund II, from 4/1/1991 through 1/22/1998, the inception date of Class I shares. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in kind transaction to the Fund's Class I shares. Performance from 1/23/1998 through the inception of Class IS shares reflects that of Class I shares. Performance prior to inception of Class IS shares does not include this class' 0.25% 12b-1 fees. Class Y and Class I shares do not pay 12b-1 fees. If these fees were reflected, returns for Class IS would have been lower.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assumes a complete sale of fund shares at the end measurment period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current Yield

         Below are the current yields for each Fund as of March 31, 2002. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

-------------------------------------------------------------------------------------------------------------------
Fund                                           Class A       Class B                                    Class IS
                                               Shares        Shares     Class C Shares Class I Shares    Shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Balanced Fund                                   1.85%         1.20%         1.21%          2.21%          N/A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Foundation Fund                                 1.45%         0.78%         0.78%          1.78%          N/A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Tax Strategic Foundation Fund                   1.99%         1.36%         1.37%          2.37%          N/A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Select Balanced Fund                             N/A           N/A           N/A           2.19%         1.94%
-------------------------------------------------------------------------------------------------------------------

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each applicable Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at March 31, 2002. For more information, see "Pricing of Shares" in Part 2 of this SAI.

       ================================= ======================= =================== ====================

                                          Net Asset Value Per       Sales Charge     Offering Price Per
       Fund                                      Share                                      Share
       --------------------------------- ----------------------- ------------------- --------------------
       --------------------------------- ----------------------- ------------------- --------------------
       Balanced Fund                             $8.06                 5.75%                $8.55
       --------------------------------- ----------------------- ------------------- --------------------
       --------------------------------- ----------------------- ------------------- --------------------
       Foundation Fund                          $16.14                 5.75%              $17.12
       --------------------------------- ----------------------- ------------------- --------------------
       --------------------------------- ----------------------- ------------------- --------------------
       Tax Strategic Foundation Fund            $14.93                5.75%               $15.84
       ================================= ======================= =================== ====================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, MA 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trusts' Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund annual rate at the following rate:

 =================================== ======================================
      Average Daily Net Assets                  Administrative
       of the Evergreen funds                 Services Fee Rates
 ----------------------------------- --------------------------------------
 ----------------------------------- --------------------------------------
         First $50 billion                          0.100%
 ----------------------------------- --------------------------------------
 ----------------------------------- --------------------------------------
          Next $25 billion                          0.090%
 ----------------------------------- --------------------------------------
 ----------------------------------- --------------------------------------
          Next $25 billion                          0.080%
 ----------------------------------- --------------------------------------
 ----------------------------------- --------------------------------------
          Next $25 billion                          0.075%
 ----------------------------------- --------------------------------------
 ----------------------------------- --------------------------------------
    On assets over $125 billion                     0.050%
 =================================== ======================================

        Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

================================================== ============================

Fund/Fiscal Year                                         Administrative
                                                            Fees Paid
-------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2002
-------------------------------------------------------------------------------
-------------------------------------------------- ----------------------------
Balanced Fund                                      $1,086,304
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Foundation Fund                                    $2,480,524
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Select Balanced Fund (a)                           $361,120
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Tax Strategic Foundation Fund                      $218,947
-------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2001
-------------------------------------------------------------------------------
-------------------------------------------------- ----------------------------
Balanced Fund                                      $1,385,426
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Foundation Fund                                    $3,264,588
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Select Balanced Fund (c)                           $538,072
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Tax Strategic Foundation Fund                      $289,929
-------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------

Fiscal Year Ended March 31, 2000
-------------------------------------------------------------------------------
-------------------------------------------------- ----------------------------

Balanced Fund                                      $518,361
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Foundation Fund                                    $810,085
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Select Balanced Fund (c)                           $382,187
-------------------------------------------------- ----------------------------
-------------------------------------------------- ----------------------------
Tax Strategic Foundation Fund                      $84,128
-------------------------------------------------- ----------------------------

(a) For the nine months ended March 31, 2002. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2002.
(b)      For the year ended June 30, 2001.
(c)      For the year ended June 30, 2000.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, MA 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:

                 ============================= =============== ==============
                                                 Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                 Fund Type                        Account*       Account**
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Monthly Dividend Funds            $26.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Quarterly Dividend Funds          $25.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Semiannual Dividends Funds        $24.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Annual Dividend Funds             $24.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Money Market Funds                $26.75          $9.00
                 ============================= =============== ==============

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10016, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, MA 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements are incorporated by reference to the Funds' Annual Reports, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, MA 02266-8400, by calling ESC toll-free at 1-800-343-2898, or by downloading them off our website at EvergreenInvestments.com.

                                       2-3

                  Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                      2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

                                      2-2

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

                                      2-3

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

                                      2-4

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

                                      2-5

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

                                      2-6

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

                                      2-7

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                                      2-8

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                                      2-9

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

                                      2-10

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

                                      2-11

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

         Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

                                      2-12

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

                                      2-13

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

                                      2-14

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

                                      2-15

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

                                      2-16

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

                                      2-17

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                     CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase............................        5.00%
Second 12-month period following the month of purchase............        4.00%
Third 12-month period following the month of purchase.............        3.00%
Fourth 12-month period following the month of purchase............        3.00%
Fifth 12-month period following the month of purchase.............        2.00%
Sixth 12-month period following the month of purchase.............        1.00%
Thereafter........................................................        0.00%

                                      2-18

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                              CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                       2.00%
         Second 12-month period following the month of purchase       1.00%
         Thereafter                                                   0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund, (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

                                      2-19

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional,Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.


                                   2-20

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.   purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                                      2-21

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

                                      2-22

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4)   Short-term investments maturing in sixty days or less
                   are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-23

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                                      2-24

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                            [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                      2-25

                                                           [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

                                      2-26

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                           Current Maximum
                                      Class            12b-1 Fees Allowed Under
                                                             the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(d)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

                                      2-27

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

                                      2-28

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

                                      2-29

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

                                      2-30

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations. From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

                                      2-31

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.


                                      2-32

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

                                  2-33

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                      2-34

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

                                      2-35

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

         Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

                                      2-36

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended March 31, 2002, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended March 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended March 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

                                      2-37

Independent Trustees:

Name and Date of Birth/Position with Trust/Beginning Year of Term of Office*/ Principal Occupations for Last Five Years/Number of Portfolios Overseen in Evergreen Funds complex/Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III DOB: 10/23/34/Trustee/1991/
Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

K. Dun Gifford DOB: 10/23/38/Trustee/1974/
Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

Leroy Keith, Jr. DOB: 2/14/39/Trustee/1983/
Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products
Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund/98/Trustee

                                      2-38

Gerald M. McDonnell DOB: 7/14/39/Trustee/1988/
Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

Thomas L. McVerry DOB: 8/2/38/Trustee/1993/
Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

William Walt Pettit DOB: 8/26/55/Trustee/1984/
Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

David M. Richardson DOB: 9/19/41/Trustee/1982/
President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP
(communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

Russell A. Salton, III MD DOB: 6/2/47/Trustee/1984/
Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

Michael S. Scofield DOB: 2/20/43/Trustee/1984/
Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

Richard J. Shima DOB: 8/11/39/Trustee/1993/
Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

                                      2-39

Interested Trustee:

Richard K. Wagoner, CFA** DOB: 12/12/37/Trustee/1999/
Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust./98/None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds shares

        Set forth below are the names of the Evergreen Funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
Trustee                                          Fund                         Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================

                                      2-40

Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A., III* None
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen Funds through Deferred Compensation plans.

        Set forth below are the officers of each of the nine Evergreen Trusts.

Name, Address and Date of Birth/Position with Trust/Principal Occupation for Last Five Years

William M. Ennis/301 S. Tryon, 12th Floor Charlotte, NC 28288/DOB: 6/26/60/ President/ President and Chief Executive Officer, Evergreen Investment Company and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A..

Carol Kosel/200 Berkeley Street Boston, MA 02116/DOB: 12/25/63/Treasurer/
Senior
Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce/200 Berkeley Street Boston, MA 02116/DOB: 4/20/60/Secretary/ Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 6/6/63/Vice President and Assistant Treasurer/ Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

                                      2-41

Bryan Haft/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 1/23/65/Vice President/ Team Leader, Fund Administration, BISYS Fund Services.


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low riks)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                      2-42

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                      2-43

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

                                      2-44

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                                      2-45

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                                      2-46

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                                      2-47

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      2-48

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                                      2-49

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

                                      2-50

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                      2-51

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                      2-52

                             EVERGREEN EQUITY TRUST

                                     PART C

                               OTHER INFORMATION


Item 15. Indemnification.

Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997, Registration No. 333-37453.

2.       Bylaws.   Incorporated   by  reference  to  Evergreen   Equity  Trust's
         Post-Effective Amendment No. 30 filed on January 26, 2001, Registration No. 333-37453.

3.       Not applicable.

4.       Form  of   Agreement   and  Plan  of   Reorganization.   Exhibit  A  to
         Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Equity Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, included as part of Exhibits 1 and 2 of this Registration Statement.

6 Investment Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 51 filed on November 25, 2002, Registration No. 333-37453.

7(a)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Classes A and C. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 49 filed on November 6, 2002, Registration No. 333-37453.

7(b)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Class B. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 54 filed on January 28, 2003, Registration No. 333-37453.

7(c)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Class I. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 50 filed on November 12, 2002, Registration No. 333-37453.

7(d) Specimen Copy of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 10, 1997.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 30 filed on January 26, 2001, Registration No. 333-37453.

9. Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 36 filed on February 28, 2002, Registration No. 333-37453.

10(a) Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 49 filed on November 6, 2002, Registration No. 333-37453.

10(b) Multiple Class Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 33 filed on November 28, 2001, Registration No. 333-37453.

11.      Opinion and Consent of Sullivan & Worcester  LLP. Contained herein.

12.      Tax Opinion and Consent of Sullivan & Worcester LLP.  To be filed by
         Amendment.

13.      Not applicable.

14       Consent of KPMG LLP. Contained herein.

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 33 filed on November 28, 2001, Registration No. 333-37453.

17.      Form of Proxy Card.  Contained herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of February, 2003.


                                         EVERGREEN EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of February, 2003.


/s/ William M. Ennis                    /s/ Carol A. Kosel                 /s/ Charles A. Austin, III
-----------------------                 ------------------                 --------------------------
William M. Ennis*                       Carol A. Kosel*                    Charles A. Austin III*
President                               Treasurer                          Trustee
(Chief Executive Officer)               (Principal Financial and
                                        Accounting Officer)

/s/ K. Dun Gifford                      /s/ William Walt Pettit            /s/ Gerald M. McDonnell
-----------------------                 -----------------------            -----------------------
K. Dun Gifford*                         William Walt Pettit*               Gerald M. McDonnell*
Trustee                                 Trustee                            Trustee


/s/ Michael S. Scofield                 /s/ David M. Richardson            /s/ Richard J. Shima
-----------------------                 -----------------------            -------------------------
Michael S. Scofield*                    David M. Richardson*               Richard J. Shima*
Chairman of the Board                   Trustee                            Trustee
and Trustee

/s/ Russell A. Salton, III MD           /s/ Leroy Keith, Jr.               /s/ Richard K. Wagoner
-----------------------------           ------------------------           -------------------------
Russell A. Salton, III MD*              Leroy Keith, Jr.*                  Richard K. Wagoner*
Trustee                                 Trustee                            Trustee



*By: /s/ Maureen E. Towle

----------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Card

                     [SULLIVAN & WORCESTER LLP LETTERHEAD]







                                                              February 25, 2003



Evergreen Equity Trust
200 Berkeley Street
Boston, Massachusetts  02116-5034

Ladies and Gentlemen:

         We have been requested by Evergreen Equity Trust, a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen Balanced Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen Select Balanced Fund (the "Acquired Fund"), a series of Evergreen Select Equity Trust in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts. Pursuant to the Delaware statutory trust law, business trusts, such as the Trust, formed under the Delaware statutory trust law prior to September 1, 2002 are deemed to be statutory trusts. Accordingly, we have used the term statutory trust throughout this opinion letter in describing the Trust.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on May 30, 2003, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We note that pursuant to Sections 4 and 5 of Article IV of the Trust's Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.


                                                   Very truly yours,

                                                    /s/ Sullivan & Worcester LLP

                                                    SULLIVAN & WORCESTER LLP

                        CONSENT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Evergreen Equity Trust
Evergreen Select Equity Trust

We consent to the use of our report, dated May 3, 2002, incorporated by reference in this registration statement, relating to the financial statements of Evergreen Select Balanced Fund, a series of Evergreen Select Equity Trust, and Evergreen Balanced Fund, a series of Evergreen Equity Trust, and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.

                                                             /s/ KPMG LLP


Boston, Massachusetts
February 25, 2003

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN

                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                         EVERGREEN SELECT BALANCED FUND

                    A series of Evergreen Select Equity Trust

                      PROXY FOR THE MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003


         The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Select Balanced Fund, a series of Evergreen Select Equity Trust, ("Select Balanced Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Select Balanced Fund to be held at 10:00 a.m., Eastern time on May 30, 2003, at the offices of Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                                   Date                 , 2003

                                   ----------------------------------------

                                   ----------------------------------------
                                   Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - -  - - - - - ---

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


         1. To approve an Agreement and Plan of Reorganization whereby Evergreen Balanced Fund ("Balanced Fund"), a series of Evergreen Equity Trust will (i) acquire all of the assets of Evergreen Select Balanced Fund ("Select Balanced Fund") in exchange for shares of Balanced Fund; and (ii) assume the identified liabilities of Select Balanced Fund, as substantially described in the accompanying Prospectus/Proxy Statement.

                                  ---- FOR        ---- AGAINST      ---- ABSTAIN


         2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

                                  ---- FOR        ---- AGAINST      ---- ABSTAIN

                                                               February 25, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Balanced Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Equity Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Select Balanced Fund, a series of the Evergreen Select Equity Trust, by and in exchange for shares of Evergreen Balanced Fund, a series of the Trust.

     This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on March 25, 2003, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: David Mahaffey, Esq.